UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: _12/31_

Date of reporting period: _09/30/18_

Item 1. Schedule of Investments.

Statement of Investments, September 30, 2018 (unaudited)
Templeton Emerging Markets Bond Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49.	84			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	1,503,436			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	121,748			—
[a,b,c] K2016470219 South Africa Ltd., A	2,171,539			1,535
[a,b,c] K2016470219 South Africa Ltd., B	619,903			438
Total Common Stocks and Other Equity Interests (Cost $32,218)				1,973

	Principal
	Amount*

Foreign Government and Agency Securities 43.9%
Argentina 7.9%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	12,616,000		ARS	244,286
16.00%, 10/17/23	44,547,000		ARS	892,847
senior note, 15.50%, 10/17/26	49,512,000		ARS	874,114
Government of Argentina,
[d] FRN, 42.819%, (ARPP7DRR), 6/21/20	5,545,000		ARS	157,888
[e] Index Linked, 3.75%, 2/08/19	7,691,000		ARS	226,368
[e] Index Linked, 4.00%, 3/06/20	225,000		ARS	6,400
senior note, 4.50%, 2/13/20.	359,000			339,390
				2,741,293
Brazil 12.0%
Letra Tesouro Nacional,
Strip, 7/01/21.	4,680	[f]	BRL	890,643
Strip, 1/01/22.	340	[f]	BRL	60,820
Nota Do Tesouro Nacional,
10.00%, 1/01/23	2,500	[f]	BRL	599,647
10.00%, 1/01/25	1,060	[f]	BRL	246,657
10.00%, 1/01/27	10,430	[f]	BRL	2,364,690
				4,162,457
Colombia 3.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	58,000,000		COP	20,464
senior bond, 9.85%, 6/28/27	13,000,000		COP	5,452
Titulos de Tesoreria,
B, 7.75%, 9/18/30	381,800,000		COP	136,456
B, 7.00%, 6/30/32	637,000,000		COP	210,334
senior bond, B, 11.25%, 10/24/18	107,000,000		COP	36,470
senior bond, B, 11.00%, 7/24/20	59,000,000		COP	21,917
senior bond, B, 7.00%, 5/04/22	132,000,000		COP	46,507
senior bond, B, 10.00%, 7/24/24	383,000,000		COP	152,267
senior bond, B, 7.50%, 8/26/26	1,199,800,000		COP	425,219
senior bond, B, 6.00%, 4/28/28	428,400,000		COP	135,998
senior note, B, 7.00%, 9/11/19	65,000,000		COP	22,454
				1,213,538
Ethiopia 0.6%
[g] Government of Ethiopia, 144A, 6.625%, 12/11/24	200,000			203,253

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INCOME TRUST

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*				Value

Foreign Government and Agency Securities (continued)
Ghana 7.2%
Ghana Treasury Note,
19.95%, 5/06/19	50,000		GHS		$10,155
17.24%, 11/11/19	50,000		GHS		9,937
17.18%, 1/06/20	110,000		GHS		21,808
16.50%, 3/16/20	1,220,000		GHS		238,773
Government of Ghana,
24.50%, 10/22/18	885,000		GHS		178,736
24.50%, 4/22/19	190,000		GHS		39,492
24.50%, 5/27/19	170,000		GHS		35,394
21.00%, 3/23/20	80,000		GHS		16,502
24.75%, 3/01/21	100,000		GHS		21,689
16.25%, 5/17/21	1,140,000		GHS		210,164
24.50%, 6/21/21	730,000		GHS		158,597
24.75%, 7/19/21	540,000		GHS		118,069
18.75%, 1/24/22	320,000		GHS		61,519
17.60%, 11/28/22	100,000		GHS		18,452
16.50%, 2/06/23	810,000		GHS		144,421
19.75%, 3/25/24	270,000		GHS		52,546
19.00%, 11/02/26	810,000		GHS		151,112
senior bond, 19.75%, 3/15/32	1,212,000		GHS		229,329
senior note, 21.50%, 3/09/20.	110,000		GHS		22,641
senior note, 18.50%, 6/01/20.	70,000		GHS		13,983
senior note, 18.25%, 9/21/20.	100,000		GHS		19,811
senior note, 24.00%, 11/23/20	1,820,000		GHS		395,526
senior note, 16.50%, 3/22/21.	1,710,000		GHS		318,471
senior note, 18.25%, 7/25/22.	50,000		GHS		9,439
					2,496,566
Indonesia 4.7%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	777,000,000		IDR		55,589
senior bond, FR34, 12.80%, 6/15/21	48,000,000		IDR		3,611
senior bond, FR35, 12.90%, 6/15/22	8,000,000		IDR		620
senior bond, FR43, 10.25%, 7/15/22	24,000,000		IDR		1,730
senior bond, FR53, 8.25%, 7/15/21	988,000,000		IDR		66,945
senior bond, FR56, 8.375%, 9/15/26	1,866,000,000		IDR		126,888
senior bond, FR59, 7.00%, 5/15/27	8,082,000,000		IDR		504,260
senior bond, FR61, 7.00%, 5/15/22	6,688,000,000		IDR		436,359
senior bond, FR63, 5.625%, 5/15/23	5,925,000,000		IDR		362,661
senior bond, FR71, 9.00%, 3/15/29	332,000,000		IDR		23,314
senior bond, FR73, 8.75%, 5/15/31	414,000,000		IDR		28,419
senior note, FR69, 7.875%, 4/15/19	104,000,000		IDR		7,014
					1,617,410
Mexico 2.5%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	101,700	[h]	MXN		545,410
senior bond, M, 6.50%, 6/10/21	30,700	[h]	MXN		159,092
senior note, M, 5.00%, 12/11/19	30,000	[h]	MXN		155,031
					859,533
Senegal 0.6%
[g] Government of Senegal, 144A, 6.25%, 7/30/24	200,000				202,250

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TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Thailand 4.5%
Bank of Thailand Bond,
senior note, 1.49%, 8/28/19.	14,492,000	THB	$447,655
senior note, 1.77%, 3/27/20.	29,200,000	THB	902,493
Government of Thailand, senior bond, 3.875%, 6/13/19	6,800,000	THB	213,564
			1,563,712
Ukraine 0.4%
[a,g,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	251,000		133,127
Total Foreign Government and Agency Securities (Cost $20,039,271)			15,193,139

Quasi-Sovereign and Corporate Bonds 1.7%
Costa Rica 1.7%
[b,c] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33.	575,160		575,802
South Africa 0.0%†
[b,c,j] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	167,057		207
senior secured note, 144A, PIK, 8.00%, 12/31/22	40,491	EUR	940
[c,j] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22.	92,683		7,415
			8,562
Total Quasi-Sovereign and Corporate Bonds (Cost $913,075)			584,364
Total Investments before Short Term Investments (Cost $20,984,564)			15,779,476

Short Term Investments 50.1%

Foreign Government and Agency Securities 19.7%
Argentina 4.0%
[k] Argentina Treasury Bill,
10/12/18 - 3/29/19	7,889,000	ARS	191,127
9/30/19	31,619,000	ARS	777,265
Letras del Banco Central de la Republica Argentina,
Strip, 10/17/18	14,935,000	ARS	354,479
Strip, 11/21/18	2,482,000	ARS	55,286
			1,378,157
Egypt 14.4%
[k] Egypt Treasury Bill,
10/02/18 - 12/18/18	28,625,000	EGP	1,574,500
10/09/18	6,750,000	EGP	376,536
10/16/18	21,000,000	EGP	1,171,632
10/23/18	6,550,000	EGP	362,655
11/06/18	13,200,000	EGP	725,438
12/04/18	14,500,000	EGP	785,247
			4,996,008
Ghana 0.2%
Ghana Treasury Note, 21.00%, 1/07/19	270,000	GHS	55,271

|3

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)
	Principal
	Amount*			Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Mexico 1.1%
[k] Mexico Treasury Bill, 2/28/19 - 9/12/19	769,260	[l]	MXN	$389,196
Total Foreign Government and Agency Securities (Cost $7,225,317)				6,818,632
Total Investments before Money Market Funds (Cost $28,209,881)				22,598,108

	Shares
Money Market Funds (Cost $10,511,244) 30.4%
United States 30.4%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	10,511,244			10,511,244
Total Investments (Cost $38,721,125) 95.7%				33,109,352
Other Assets, less Liabilities 4.3%				1,502,908
Net Assets 100.0%.				$34,612,260

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dThe coupon rate shown represents the rate at period end.
eRedemption price at maturity and coupon payment are adjusted for inflation.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $538,630, representing 1.6% of net assets.
hPrincipal amount is stated in 100 Mexican Peso Units.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jIncome may be received in additional securities and/or cash.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 6 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	DBAB	Sell	304,900	$356,294	10/05/18	$2,121	$—
Japanese Yen	BZWS	Sell	46,442,500	421,561	10/05/18	12,685	—
Indian Rupee	JPHQ	Buy	13,837,500	208,718	10/09/18	—	(18,278)
Japanese Yen	JPHQ	Sell	20,000,000	190,581	10/09/18	14,450	—
Australian Dollar	JPHQ	Sell	104,250	74,862	10/11/18	—	(460)
Indian Rupee	JPHQ	Buy	15,031,190	216,572	10/11/18	—	(9,782)
Japanese Yen	HSBK	Sell	19,800,000	187,380	10/11/18	12,985	—
Australian Dollar	GSCO	Sell	350,000	269,780	10/12/18	16,898	—
Australian Dollar	JPHQ	Sell	69,531	51,739	10/12/18	1,501	—
Australian Dollar	JPHQ	Sell	138,969	99,020	10/12/18	—	(1,387)
Euro	BNDP	Sell	625,000	736,756	10/12/18	10,344	—
Euro	DBAB	Sell	33,250	39,221	10/12/18	576	—
Indian Rupee	DBAB	Buy	29,840,000	451,096	10/12/18	—	(40,652)
Indian Rupee	JPHQ	Buy	15,029,810	216,039	10/12/18	—	(9,306)
Australian Dollar	CITI	Sell	92,225	65,477	10/15/18	—	(1,158)
Japanese Yen	DBAB	Sell	9,900,000	89,536	10/15/18	2,312	—
Japanese Yen	BZWS	Sell	10,100,000	90,381	10/17/18	1,382	—
Euro	BOFA	Sell	16,123	18,851	10/18/18	102	—
Indian Rupee	JPHQ	Buy	20,962,000	303,511	10/19/18	—	(15,563)
Japanese Yen	JPHQ	Sell	158,200,000	1,415,071	10/19/18	20,837	—
Euro	UBSW	Sell	25,815	30,256	10/22/18	229	—
Euro	DBAB	Sell	128,180	149,398	10/24/18	275	—
Euro	UBSW	Sell	660,000	777,341	10/24/18	9,509	—
Indonesian Rupiah	HSBK	Buy	2,940,000,000	210,120	10/24/18	—	(13,619)
Euro	JPHQ	Sell	27,350	32,191	10/25/18	370	—
Euro	BZWS	Sell	236,000	276,787	10/31/18	2,073	—
Euro	DBAB	Sell	137,583	161,910	10/31/18	1,758	—
Indian Rupee	JPHQ	Buy	31,220,000	449,189	11/06/18	—	(21,633)
Euro	CITI	Sell	309,595	360,037	11/08/18	—	(578)
Japanese Yen	JPHQ	Sell	20,400,000	184,220	11/08/18	4,164	—
Japanese Yen	SCNY	Sell	20,370,000	183,978	11/08/18	4,186	—
Australian Dollar	BNDP	Sell	492,000	365,940	11/09/18	10,388	—
Euro	BNDP	Sell	1,000,000	1,168,570	11/09/18	3,678	—
Japanese Yen	BNDP	Sell	78,012,000	707,117	11/09/18	18,509	—
Japanese Yen	BZWS	Sell	20,370,000	184,671	11/09/18	4,866	—
Australian Dollar	CITI	Sell	92,225	65,491	11/13/18	—	(1,159)
Australian Dollar	JPHQ	Sell	104,250	77,213	11/13/18	1,873	—
Indian Rupee	CITI	Buy	53,117,186	771,828	11/13/18	—	(45,155)
Indonesian Rupiah	JPHQ	Buy	9,517,000,000	650,246	11/13/18	—	(16,357)
Mexican Peso	GSCO	Buy	1,464,330	73,705	11/14/18	3,886	—
Euro	JPHQ	Sell	27,350	31,347	11/16/18	—	(531)
Euro	BOFA	Sell	16,123	18,897	11/19/18	100	—
Euro	JPHQ	Sell	27,350	31,317	11/20/18	—	(571)
Euro	JPHQ	Sell	27,350	31,345	11/21/18	—	(546)
Euro	UBSW	Sell	25,815	29,716	11/23/18	—	(390)
Euro	DBAB	Sell	137,637	161,490	11/29/18	889	—
Australian Dollar	BOFA	Sell	763,000	555,254	11/30/18	3,771	—
Euro	BZWS	Sell	118,000	138,953	11/30/18	1,251	—

|5

Templeton Emerging Markets Bond Fund (continued)

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	JPHQ	Buy	6,083,000	$299,995	11/30/18	$21,572	$—
Mexican Peso	HSBK	Buy	7,980,000	392,620	12/03/18	29,037	—
Euro	DBAB	Sell	304,900	356,791	12/07/18	723	—
Euro	DBAB	Sell	393,000	460,678	12/10/18	1,582	—
Euro	DBAB	Sell	33,250	38,855	12/12/18	4	—
Australian Dollar	CITI	Sell	92,550	65,734	12/13/18	—	(1,169)
Mexican Peso	CITI	Buy	38,343,902	1,802,087	12/17/18	219,709	—
Australian Dollar	DBAB	Sell	423,000	303,756	12/18/18	—	(2,036)
Euro	BOFA	Sell	16,123	18,940	12/18/18	89	—
Euro	DBAB	Sell	713,000	837,490	12/18/18	3,875	—
Mexican Peso	DBAB	Buy	3,300,000	173,307	12/21/18	590	—
Euro	BZWS	Sell	118,000	140,056	12/28/18	1,952	—
Mexican Peso	CITI	Buy	3,398,504	177,486	1/02/19	1,275	—
Japanese Yen	JPHQ	Sell	20,000,000	181,717	1/11/19	4,125	—
Mexican Peso	CITI	Buy	2,335,000	120,669	1/16/19	1,888	—
Mexican Peso	CITI	Buy	11,484,750	593,813	2/05/19	7,136	—
Japanese Yen	JPHQ	Sell	20,420,000	191,385	2/12/19	9,599	—
Mexican Peso	HSBK	Buy	15,380,000	783,734	2/22/19	18,943	—
Mexican Peso	CITI	Buy	19,977,374	1,028,860	2/27/19	12,956	—
Brazilian Real	JPHQ	Buy	2,747,303	644,000	3/06/19	24,522	—
Mexican Peso	CITI	Buy	1,690,390	84,963	3/13/19	3,002	—
Indian Rupee	HSBK	Buy	44,800,000	608,282	3/19/19	—	(6,390)
Indonesian Rupiah	HSBK	Buy	4,850,000,000	312,601	3/19/19	3,377	—
Mexican Peso	CITI	Buy	9,290,000	480,600	3/20/19	2,321	—
Indonesian Rupiah	JPHQ	Buy	14,900,000,000	966,278	3/27/19	3,112	—
Mexican Peso	CITI	Buy	4,729,821	242,120	3/27/19	3,488	—
Indian Rupee	DBAB	Buy	53,060,000	712,885	3/29/19	—	(984)
Total Forward Exchange Contracts						$542,845	$(207,704)
Net unrealized appreciation (depreciation)						$335,141

Interest Rate Swap Contracts
					Value/
					Unrealized
	Payment	Maturity	Notional		Appreciation
Description	Frequency	Date	Amount		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.018%	Semi-Annual	8/22/23	$520,000		$604
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.914%	Semi-Annual	1/22/25	440,000		29,793
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	550,000		35,441
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	320,000		20,563

				|	6

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Bond Fund (continued)

Interest Rate Swap Contracts (continued)

				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	$80,000	$5,311
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	70,000	4,633
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	110,000	8,108
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.848%	Semi-Annual	8/22/43	300,000	(38,127)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.849%	Semi-Annual	12/23/43	300,000	(41,035)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	200,000	12,793
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	102,000	2,570
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	102,000	2,476
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	102,000	2,131
TotalInterestRateSwapContracts				$45,261

See Abbreviations on page 46.

|7

TEMPLETON INCOME TRUST

Statement of Investments, September 30, 2018 (unaudited)
Templeton Global Bond Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 53.4%
Argentina 2.6%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	10,809,194,000		ARS	$209,300,447
16.00%, 10/17/23	11,569,749,000		ARS	231,890,106
senior note, 15.50%, 10/17/26	18,801,412,000		ARS	331,931,211
Government of Argentina,
[a] FRN, 42.819%, (ARPP7DRR), 6/21/20	123,570,000		ARS	3,518,522
[a] FRN, 37.717%, (ARS Badlar + 2.00%), 4/03/22	700,128,000		ARS	16,040,121
[b] Index Linked, 3.75%, 2/08/19	385,714,000		ARS	11,352,677
[b] Index Linked, 4.00%, 3/06/20	46,573,000		ARS	1,324,787
senior note, 4.50%, 2/13/20	94,495,000			89,333,210
				894,691,081
Brazil 10.7%
Letra Tesouro Nacional,
Strip, 1/01/20	2,324,580	[c]	BRL	519,898,773
Strip, 7/01/20	3,280,612	[c]	BRL	698,517,546
Strip, 7/01/21	984,960	[c]	BRL	187,446,011
Nota Do Tesouro Nacional,
10.00%, 1/01/21	3,623,620	[c]	BRL	904,072,292
10.00%, 1/01/23	4,646,561	[c]	BRL	1,114,518,174
10.00%, 1/01/25	1,337,796	[c]	BRL	311,299,020
				3,735,751,816
Colombia 4.1%
Government of Colombia,
senior bond, 7.75%, 4/14/21.	45,050,000,000		COP	15,894,766
senior bond, 4.375%, 3/21/23	6,831,000,000		COP	2,180,914
senior bond, 9.85%, 6/28/27.	10,884,000,000		COP	4,564,866
Titulos de Tesoreria,
B, 5.00%, 11/21/18	52,609,000,000		COP	17,779,511
B, 7.75%, 9/18/30	1,657,779,800,000		COP	592,493,485
B, 7.00%, 6/30/32	16,014,000,000		COP	5,287,733
senior bond, B, 11.25%, 10/24/18	96,940,000,000		COP	33,041,592
senior bond, B, 11.00%, 7/24/20	88,998,000,000		COP	33,059,900
senior bond, B, 7.00%, 5/04/22	131,527,000,000		COP	46,340,448
senior bond, B, 10.00%, 7/24/24	518,579,000,000		COP	206,167,875
senior bond, B, 7.50%, 8/26/26	708,334,700,000		COP	251,039,484
senior bond, B, 6.00%, 4/28/28	622,808,100,000		COP	197,713,608
senior note, B, 7.00%, 9/11/19	75,939,000,000		COP	26,233,401
				1,431,797,583
Ghana 1.5%
Government of Ghana,
24.75%, 3/01/21	6,310,000		GHS	1,368,564
16.25%, 5/17/21	63,860,000		GHS	11,772,850
24.50%, 6/21/21	990,000		GHS	215,084
24.75%, 7/19/21	10,770,000		GHS	2,354,825
18.75%, 1/24/22	337,130,000		GHS	64,812,226
17.60%, 11/28/22	3,220,000		GHS	594,152
19.75%, 3/25/24	337,130,000		GHS	65,611,087
19.00%, 11/02/26	1,011,340,000		GHS	188,673,111
senior bond, 19.75%, 3/15/32	1,011,340,000		GHS	191,360,733
senior note, 21.50%, 3/09/20	13,090,000		GHS	2,694,264

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 18.50%, 6/01/20	4,390,000	GHS	$876,926
senior note, 18.25%, 9/21/20	4,190,000	GHS	830,083
senior note, 16.50%, 3/22/21	15,240,000	GHS	2,838,305
			534,002,210
India 6.8%
Government of India,
senior bond, 8.20%, 2/15/22.	7,698,000,000	INR	106,716,724
senior bond, 8.35%, 5/14/22.	4,260,400,000	INR	59,244,296
senior bond, 8.08%, 8/02/22.	14,089,000,000	INR	194,343,095
senior bond, 9.15%, 11/14/24	9,798,000,000	INR	141,174,438
senior note, 7.80%, 4/11/21	14,845,400,000	INR	203,944,594
senior note, 8.79%, 11/08/21	7,315,000,000	INR	102,979,987
senior note, 8.15%, 6/11/22	19,499,000,000	INR	269,966,089
senior note, 6.84%, 12/19/22	2,217,000,000	INR	29,318,457
senior note, 7.16%, 5/20/23	4,378,700,000	INR	58,235,925
senior note, 8.83%, 11/25/23	52,330,900,000	INR	742,635,442
senior note, 7.68%, 12/15/23	18,416,000,000	INR	249,333,489
senior note, 6.79%, 5/15/27	16,759,700,000	INR	212,596,945
			2,370,489,481
Indonesia 9.6%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	1,090,303,000,000	IDR	78,003,657
senior bond, FR34, 12.80%, 6/15/21	1,603,246,000,000	IDR	120,618,610
senior bond, FR35, 12.90%, 6/15/22	1,172,669,000,000	IDR	90,931,686
senior bond, FR36, 11.50%, 9/15/19	437,062,000,000	IDR	30,550,197
senior bond, FR37, 12.00%, 9/15/26	66,550,000,000	IDR	5,443,151
senior bond, FR39, 11.75%, 8/15/23	641,965,000,000	IDR	49,402,609
senior bond, FR40, 11.00%, 9/15/25	710,760,000,000	IDR	54,737,333
senior bond, FR42, 10.25%, 7/15/27	931,607,000,000	IDR	70,213,636
senior bond, FR43, 10.25%, 7/15/22	377,390,000,000	IDR	27,200,988
senior bond, FR44, 10.00%, 9/15/24	248,790,000,000	IDR	18,156,495
senior bond, FR46, 9.50%, 7/15/23	6,667,220,000,000	IDR	472,743,235
senior bond, FR47, 10.00%, 2/15/28	1,889,105,000,000	IDR	140,819,176
senior bond, FR52, 10.50%, 8/15/30	996,594,000,000	IDR	77,218,196
senior bond, FR53, 8.25%, 7/15/21	5,990,194,000,000	IDR	405,885,362
senior bond, FR56, 8.375%, 9/15/26	6,518,855,000,000	IDR	443,281,488
senior bond, FR61, 7.00%, 5/15/22	165,670,000,000	IDR	10,809,156
senior bond, FR63, 5.625%, 5/15/23	670,707,000,000	IDR	41,053,037
senior bond, FR64, 6.125%, 5/15/28	102,713,000,000	IDR	6,017,410
senior bond, FR68, 8.375%, 3/15/34	2,917,910,000,000	IDR	194,060,565
senior bond, FR70, 8.375%, 3/15/24	10,037,615,000,000	IDR	681,478,776
senior bond, FR71, 9.00%, 3/15/29	2,481,901,000,000	IDR	174,281,818
senior bond, FR73, 8.75%, 5/15/31	1,231,387,000,000	IDR	84,527,452
senior note, FR69, 7.875%, 4/15/19	825,441,000,000	IDR	55,672,859
			3,333,106,892

|9

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico 12.8%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	529,790,200	[d]	MXN	$2,841,230,343
senior bond, M, 6.50%, 6/10/21	281,607,150	[d]	MXN	1,459,330,011
senior note, M, 5.00%, 12/11/19	14,548,600	[d]	MXN	75,182,696
[e] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	8,339,590	[f]	MXN	44,575,714
Index Linked, 2.50%, 12/10/20	6,677,144	[f]	MXN	34,862,775
				4,455,181,539
Peru 0.2%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	61,360,251
Philippines 1.3%
Government of the Philippines,
senior note, 3.375%, 8/20/20	8,357,030,000		PHP	148,601,758
senior note, 7-56, 3.875%, 11/22/19	17,672,820,000		PHP	320,663,014
				469,264,772
South Korea 2.6%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18	68,750,000,000		KRW	61,949,195
senior note, 2.06%, 12/02/19	194,330,000,000		KRW	175,318,910
Korea Treasury Bond, senior note, 1.75%, 12/10/18	759,465,000,000		KRW	684,410,643
				921,678,748
[g] Supranational 0.4%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	2,473,000,000		MXN	128,678,801
Ukraine 0.8%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	543,434,000			288,229,242
Total Foreign Government and Agency Securities
(Cost $21,392,188,541)				18,624,232,416

Quasi-Sovereign and Corporate Bonds 1.2%
India 1.2%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22.	22,550,000,000		INR	321,682,544
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000		INR	45,468,246
8.29%, 11/28/24	3,050,000,000		INR	41,493,208
Total Quasi-Sovereign and Corporate Bonds (Cost $482,687,034) .				408,643,998
Total Investments before Short Term Investments
(Cost $21,874,875,575)				19,032,876,414

Short Term Investments 41.0%

Foreign Government and Agency Securities 3.2%
Argentina 0.8%
[k] Argentina Treasury Bill, 10/12/18 - 9/30/19	8,376,281,000		ARS	206,036,019
Letras del Banco Central de la Republica Argentina, Strip, 10/17/18 - 11/21/18	2,701,492,000		ARS	63,276,625
				269,312,644

|10

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)
	Principal
	Amount*		Value
Short Term Investments (continued)

Foreign Government and Agency Securities (continued)
Philippines 0.3%
[k] Philippine Treasury Bill, 11/28/18 - 3/20/19	6,622,370,000	PHP	$121,457,508
South Korea 2.1%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18	344,170,000,000	KRW	310,046,921
senior note, 1.61%, 10/08/18	473,590,000,000	KRW	426,642,692
			736,689,613
Total Foreign Government and Agency Securities (Cost $1,176,648,066)			1,127,459,765
U.S. Government and Agency Securities 14.9%
United States 14.9%
[k] FHLB,
10/01/18	399,915,000		399,915,000
10/03/18	365,185,000		365,142,274
10/04/18 - 10/05/18	545,000,000		544,886,529
[k] U.S. Treasury Bill,
11/01/18	500,000,000		499,114,130
12/06/18	938,862,000		935,208,653
12/27/18	500,000,000		497,397,550
1/31/19	388,057,000		385,139,161
2/28/19	571,873,000		566,455,098
10/25/18 - 3/14/19	440,489,000		436,714,788
3/21/19	380,000,000		375,866,235
U.S. Treasury Note, 2.75%, 2/15/19	183,076,000		183,347,754
Total U.S. Government and Agency Securities (Cost $5,190,245,774)			5,189,187,172
Total Investments before Money Market Funds
(Cost $28,241,769,415)			25,349,523,351

	Shares

Money Market Funds (Cost $7,995,763,471) 22.9%
United States 22.9%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.69%.	7,995,763,471		7,995,763,471
Total Investments (Cost $36,237,532,886) 95.6%			33,345,286,822
Other Assets, less Liabilities 4.4%			1,535,325,901
Net Assets 100.0%			$34,880,612,723

|11

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bRedemption price at maturity and coupon payment are adjusted for inflation.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hNon-income producing.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the value of this security was $288,229,242, representing 0.8% of net assets.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lSee Note 6 regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day effective yield at period end.

Forward Exchange Contracts
				Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Mexican Peso	CITI	Buy	3,422,907,160	144,031,440	EUR	10/03/18	$15,342,002		$—
Euro	GSCO	Sell	195,619,980	228,007,215		10/04/18	792,544		—
Euro	BOFA	Sell	289,764,500	340,154,547		10/05/18	3,562,938		—
Euro	DBAB	Sell	64,735,000	75,646,732		10/05/18	450,295		—
Euro	GSCO	Sell	104,415,800	122,630,614		10/05/18	1,340,801		—
Euro	JPHQ	Sell	65,175,000	76,179,147		10/05/18	471,605		—
Indian Rupee	JPHQ	Buy	15,637,598,034	191,264,546	EUR	10/05/18	—		(6,797,256)
Japanese Yen	SCNY	Sell	3,331,470,000	31,847,182		10/05/18	2,517,190		—
South Korean Won	HSBK	Buy	331,089,764,000	298,548,029		10/05/18	—		(241,640)
South Korean Won	HSBK	Sell	331,089,764,000	296,144,691		10/05/18	—		(2,161,698)
Australian Dollar	CITI	Sell	58,864,350	45,324,372		10/09/18	2,794,542		—
Euro	UBSW	Sell	154,764,200	181,789,125		10/09/18	1,956,522		—
Indian Rupee	JPHQ	Buy	25,670,839,176	313,901,188	EUR	10/09/18	—		(11,448,851)
Japanese Yen	HSBK	Sell	9,813,450,000	88,306,833		10/09/18	1,884,267		—
Japanese Yen	JPHQ	Buy	30,830,000,000	277,295,681		10/09/18	—		(5,789,972)
Japanese Yen	JPHQ	Sell	39,126,500,000	372,837,506		10/09/18	28,268,316		—
South Korean Won	HSBK	Sell	66,641,204,000	59,695,619		10/10/18	—		(352,862)
Australian Dollar	JPHQ	Sell	94,157,546	67,615,005		10/11/18	—		(415,316)
Euro	JPHQ	Sell	7,674,663	9,106,602		10/11/18	187,376		—
Euro	JPHQ	Sell	7,674,663	8,911,082		10/11/18	—		(8,144)
Japanese Yen	BNDP	Sell	6,405,061,130	57,742,008		10/11/18	1,327,158		—
Japanese Yen	BZWS	Sell	35,663,421,500	324,948,488		10/11/18	10,830,241		—
Japanese Yen	HSBK	Sell	38,917,825,000	368,304,587		10/11/18	25,522,026		—
Australian Dollar	JPHQ	Sell	62,799,933	46,729,744		10/12/18	1,355,478		—
Australian Dollar	JPHQ	Sell	125,515,158	89,434,194		10/12/18	—		(1,253,134)
Japanese Yen	CITI	Sell	3,332,090,000	30,156,162		10/12/18	805,409		—
Australian Dollar	CITI	Sell	114,077,877	80,992,440		10/15/18	—		(1,432,946)
Australian Dollar	JPHQ	Sell	224,328,000	169,811,809		10/15/18	7,726,726		—
Australian Dollar	JPHQ	Sell	224,328,000	159,969,194		10/15/18	—		(2,115,890)
Euro	BOFA	Sell	177,095,041	209,439,679		10/15/18	3,559,692		—

								|	12

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date		Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	CITI	Sell	8,800,000	10,196,560		10/15/18	$	— $	(33,788)
Euro	GSCO	Sell	139,195,260	164,591,435		10/15/18		2,771,442	—
Euro	JPHQ	Sell	88,189,373	102,496,776		10/15/18		—	(26,857)
Japanese Yen	CITI	Sell	21,426,627,284	194,002,562		10/15/18		5,223,669	—
Japanese Yen	DBAB	Sell	19,434,250,000	175,764,222		10/15/18		4,539,130	—
Mexican Peso	DBAB	Buy	3,204,884,515	136,511,672	EUR	10/15/18		11,928,230	—
Euro	BOFA	Sell	94,781,666	107,985,699		10/16/18		—	(2,210,609)
Euro	GSCO	Sell	171,944,000	202,102,978		10/16/18		2,195,179	—
South Korean Won	CITI	Sell	280,696,000,000	263,564,319		10/16/18		10,607,558	—
Euro	SCNY	Sell	140,680,000	160,220,452		10/17/18		—	(3,351,958)
Japanese Yen	BZWS	Sell	19,705,372,000	176,336,003		10/17/18		2,696,311	—
Japanese Yen	HSBK	Sell	12,607,090,000	112,861,075		10/17/18		1,769,987	—
Australian Dollar	JPHQ	Sell	332,555,000	238,641,801		10/18/18		—	(1,646,255)
Euro	BOFA	Sell	94,781,666	110,814,932		10/18/18		600,869	—
Euro	GSCO	Sell	156,473,908	184,409,978		10/18/18		2,458,911	—
Japanese Yen	GSCO	Sell	14,437,991,572	129,715,570		10/18/18		2,481,468	—
Mexican Peso	DBAB	Buy	3,204,884,515	137,737,860	EUR	10/18/18		10,373,790	—
Mexican Peso	JPHQ	Buy	659,023,741	29,181,906	EUR	10/18/18		1,134,628	—
Australian Dollar	JPHQ	Sell	388,000,000	286,978,380		10/19/18		6,626,501	—
Japanese Yen	BZWS	Sell	18,395,775,000	164,566,250		10/19/18		2,442,286	—
Mexican Peso	CITI	Buy	4,406,581,755	188,500,339	EUR	10/19/18		15,231,815	—
Euro	DBAB	Sell	21,602,855	25,288,518		10/22/18		160,179	—
Euro	GSCO	Sell	296,007,388	347,320,269		10/22/18		3,005,866	—
Euro	MSCO	Sell	257,248,501	301,387,199		10/22/18		2,156,951	—
Euro	UBSW	Sell	119,762,500	140,367,638		10/22/18		1,060,461	—
Japanese Yen	HSBK	Sell	42,232,203,900	376,930,218		10/22/18		4,649,944	—
Euro	JPHQ	Sell	91,801,000	107,237,797		10/23/18		446,700	—
Euro	MSCO	Sell	128,624,250	148,910,224		10/23/18		—	(716,957)
Japanese Yen	JPHQ	Buy	19,500,000,000	173,689,513		10/23/18		—	(1,782,624)
Japanese Yen	JPHQ	Sell	33,702,199,000	300,297,150		10/23/18		3,187,399	—
Euro	DBAB	Sell	68,506,971	79,846,930		10/24/18		147,098	—
Euro	SCNY	Sell	106,299,000	125,103,293		10/24/18		1,436,865	—
Euro	UBSW	Sell	245,086,718	288,660,685		10/24/18		3,531,014	—
Mexican Peso	CITI	Buy	2,307,343,100	97,069,546	EUR	10/24/18		9,719,471	—
Euro	DBAB	Sell	21,602,684	25,469,565		10/25/18		335,348	—
Euro	JPHQ	Sell	70,643,943	83,148,416		10/25/18		955,843	—
Indian Rupee	DBAB	Buy	900,181,000	12,899,348		10/26/18		—	(550,102)
Japanese Yen	BZWS	Sell	17,003,283,330	155,844,729		10/26/18		5,914,695	—
Euro	BOFA	Sell	260,447,167	306,580,173		10/29/18		3,458,127	—
Mexican Peso	CITI	Buy	2,084,698,000	86,269,315	EUR	10/29/18		10,314,756	—
Australian Dollar	JPHQ	Sell	248,603,352	183,684,316		10/31/18		4,039,112	—
Euro	BOFA	Sell	260,447,167	307,202,642		10/31/18		4,031,423	—
Euro	BZWS	Sell	242,386,599	284,277,306		10/31/18		2,129,330	—
Euro	DBAB	Sell	138,485,021	162,971,943		10/31/18		1,769,680	—
Euro	GSCO	Sell	406,894,694	477,957,475		10/31/18		4,315,309	—
Euro	SCNY	Sell	221,525,985	259,761,370		10/31/18		1,896,008	—
Indian Rupee	DBAB	Buy	37,183,634,938	452,669,551	EUR	10/31/18		—	(17,239,251)
Japanese Yen	BZWS	Sell	24,706,734,000	221,881,059		10/31/18		3,942,763	—
Japanese Yen	GSCO	Sell	15,371,620,000	139,417,537		10/31/18		3,824,356	—
Japanese Yen	MSCO	Sell	6,192,115,000	54,938,470		10/31/18		317,775	—

|13

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	236,418,000	279,494,542		11/02/18	$4,249,611	$—
Indian Rupee	HSBK	Buy	22,984,769,550	280,442,289	EUR	11/02/18	—	(11,535,203)
Brazilian Real	JPHQ	Buy	410,750,000	95,202,225	EUR	11/05/18	—	(9,766,696)
Euro	GSCO	Sell	164,724,987	193,756,118		11/05/18	1,931,661	—
Australian Dollar	CITI	Sell	58,864,350	43,457,195		11/08/18	918,288	—
Japanese Yen	BZWS	Sell	6,464,800,000	58,432,003		11/08/18	1,371,766	—
Japanese Yen	CITI	Sell	21,671,885,650	195,656,441		11/08/18	4,373,964	—
Euro	BZWS	Sell	202,258,000	236,371,846		11/09/18	763,218	—
Euro	JPHQ	Sell	11,512,010	13,452,843		11/09/18	42,600	—
Australian Dollar	CITI	Sell	114,077,877	81,008,982		11/13/18	—	(1,433,533)
Australian Dollar	JPHQ	Sell	94,157,546	69,737,786		11/13/18	1,691,421	—
Euro	UBSW	Sell	23,478,000	27,367,600		11/13/18	9,395	—
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	95,221,941		11/13/18	—	(2,433,349)
Japanese Yen	CITI	Sell	23,172,622,285	209,802,872		11/13/18	5,197,789	—
Mexican Peso	CITI	Buy	3,783,708,400	156,496,430	EUR	11/13/18	18,156,113	—
Euro	JPHQ	Sell	86,668,842	100,958,281		11/14/18	—	(42,509)
Australian Dollar	JPHQ	Sell	224,328,000	162,773,518		11/16/18	651,209	—
Euro	JPHQ	Sell	78,318,607	89,765,263		11/16/18	—	(1,519,284)
Japanese Yen	CITI	Sell	6,207,445,000	56,347,309		11/16/18	1,525,698	—
Euro	BOFA	Sell	94,781,666	111,086,956		11/19/18	586,905	—
Japanese Yen	BZWS	Sell	18,395,775,000	164,924,846		11/19/18	2,424,344	—
Japanese Yen	GSCO	Sell	14,437,991,579	130,009,919		11/19/18	2,470,804	—
Australian Dollar	JPHQ	Sell	283,015,000	204,662,297		11/20/18	120,807	—
Euro	JPHQ	Sell	37,310,600	42,722,503		11/20/18	—	(779,140)
Japanese Yen	BOFA	Sell	22,448,856,125	203,719,371		11/20/18	5,400,791	—
Australian Dollar	BOFA	Sell	264,500,000	190,976,935		11/21/18	—	(184,730)
Euro	JPHQ	Sell	70,643,943	80,962,904		11/21/18	—	(1,409,860)
Japanese Yen	BOFA	Sell	42,084,293,750	376,320,463		11/21/18	4,509,830	—
South Korean Won	CITI	Sell	521,261,500,000	488,575,780		11/21/18	18,292,940	—
Euro	UBSW	Sell	178,106,008	205,016,121		11/23/18	—	(2,694,092)
Euro	BOFA	Sell	79,015,000	90,970,760		11/26/18	—	(1,200,329)
Japanese Yen	BOFA	Sell	55,039,565,500	501,486,319		11/26/18	15,034,683	—
Euro	GSCO	Sell	153,315,798	179,072,852		11/28/18	196,541	—
Indian Rupee	CITI	Buy	3,154,839,000	38,161,836	EUR	11/28/18	—	(1,461,096)
Japanese Yen	JPHQ	Sell	12,942,268,500	117,115,540		11/28/18	2,707,467	—
Euro	DBAB	Sell	138,539,445	162,548,331		11/29/18	894,939	—
Euro	SCNY	Sell	225,919,558	264,761,908		11/29/18	1,149,889	—
Japanese Yen	BZWS	Sell	38,433,900,000	347,434,507		11/29/18	7,645,183	—
Japanese Yen	DBAB	Sell	8,644,374,000	78,405,598		11/29/18	1,981,764	—
Japanese Yen	HSBK	Sell	18,077,594,000	163,853,332		11/29/18	4,031,574	—
Euro	BNDP	Sell	158,886,676	187,180,818		11/30/18	1,766,052	—
Euro	BZWS	Sell	121,193,300	142,712,988		11/30/18	1,284,973	—
Japanese Yen	DBAB	Sell	13,902,366,365	125,884,700		11/30/18	2,961,738	—
Japanese Yen	JPHQ	Sell	3,951,087,500	35,800,186		11/30/18	865,171	—
Euro	BNDP	Sell	8,856,901	10,390,429		12/04/18	50,430	—
Euro	BOFA	Sell	143,335,694	168,118,435		12/04/18	781,012	—
Euro	GSCO	Sell	195,619,980	229,087,624		12/04/18	710,850	—
Japanese Yen	BOFA	Sell	42,387,239,840	383,768,582		12/04/18	8,816,699	—
Japanese Yen	HSBK	Sell	14,893,097,250	134,742,579		12/04/18	3,000,223	—
Euro	SCNY	Sell	276,473,292	321,336,060		12/06/18	—	(1,500,625)

|14

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	CITI	Buy	3,867,049,000	160,828,370	EUR	12/06/18	$16,441,046	$—
Euro	BOFA	Sell	354,411,500	414,703,984		12/07/18	815,833	—
Euro	DBAB	Sell	64,735,000	75,752,250		12/07/18	153,547	—
Euro	GSCO	Sell	127,740,000	149,535,637		12/07/18	358,558	—
Euro	JPHQ	Sell	117,193,823	137,041,184		12/07/18	180,119	—
Euro	UBSW	Sell	15,764,200	18,455,149		12/07/18	45,431	—
Mexican Peso	CITI	Buy	2,160,405,048	89,793,142	EUR	12/07/18	9,223,360	—
Japanese Yen	BOFA	Sell	6,474,170,000	58,765,272		12/10/18	1,456,799	—
Japanese Yen	CITI	Sell	28,538,800,000	258,667,633		12/10/18	6,046,054	—
Japanese Yen	CITI	Sell	12,207,090,000	110,474,402		12/11/18	2,406,689	—
Japanese Yen	HSBK	Sell	42,738,600,000	386,844,678		12/11/18	8,485,647	—
Mexican Peso	HSBK	Buy	4,253,323,520	168,475,145	EUR	12/11/18	27,640,948	—
Japanese Yen	DBAB	Sell	12,553,300,000	113,720,819		12/12/18	2,575,596	—
Japanese Yen	HSBK	Sell	37,908,340,000	343,372,645		12/12/18	7,737,321	—
Australian Dollar	CITI	Sell	114,480,159	81,309,533		12/13/18	—	(1,445,579)
Japanese Yen	CITI	Sell	4,208,470,000	38,049,202		12/13/18	783,765	—
Euro	JPHQ	Sell	86,668,842	101,185,007		12/14/18	—	(102,707)
Euro	UBSW	Sell	96,724,000	112,934,942		12/14/18	—	(103,983)
Japanese Yen	SCNY	Sell	12,414,879,000	112,148,862		12/14/18	2,204,348	—
Euro	GSCO	Sell	139,195,260	163,846,741		12/17/18	1,121,535	—
Euro	BOFA	Sell	94,781,666	111,337,653		12/18/18	522,216	—
Japanese Yen	BOFA	Sell	22,448,856,125	202,424,311		12/18/18	3,530,297	—
Japanese Yen	CITI	Sell	41,463,932,300	379,871,577		12/18/18	12,506,403	—
Japanese Yen	DBAB	Sell	24,707,170,000	226,958,627		12/18/18	8,056,238	—
Japanese Yen	GSCO	Sell	14,440,595,139	130,299,705		12/18/18	2,357,866	—
Japanese Yen	HSBK	Sell	35,602,920,000	324,711,678		12/18/18	9,274,328	—
Japanese Yen	MSCO	Sell	3,400,000,000	30,574,440		12/18/18	450,872	—
South Korean Won	CITI	Sell	534,152,500,000	496,909,159		12/20/18	14,570,302	—
Euro	BZWS	Sell	121,193,300	143,846,145		12/28/18	2,005,016	—
Japanese Yen	DBAB	Sell	4,271,575,000	38,059,206		12/28/18	172,003	—
South Korean Won	HSBK	Sell	331,089,764,000	299,114,431		1/10/19	—	(61,865)
Japanese Yen	BZWS	Sell	35,594,850,000	323,613,081		1/11/19	7,546,752	—
Japanese Yen	GSCO	Sell	6,380,360,000	57,987,458		1/11/19	1,332,718	—
Japanese Yen	JPHQ	Sell	39,126,500,000	355,496,700		1/11/19	8,070,900	—
Mexican Peso	CITI	Buy	5,241,530,400	225,184,541	EUR	1/14/19	11,258,552	—
Japanese Yen	JPHQ	Sell	14,336,430,000	131,768,658		1/16/19	4,416,595	—
Japanese Yen	SCNY	Sell	10,082,050,000	93,179,760		1/22/19	3,576,752	—
Japanese Yen	HSBK	Sell	10,034,848,500	92,972,942		1/23/19	3,782,284	—
Japanese Yen	BZWS	Sell	9,218,756,500	85,300,410		1/24/19	3,356,685	—
Japanese Yen	DBAB	Sell	25,032,090,000	230,819,002		1/24/19	8,313,648	—
Japanese Yen	CITI	Sell	14,729,205,625	136,751,268		1/25/19	5,815,744	—
Japanese Yen	HSBK	Sell	17,605,035,074	165,352,072		1/31/19	8,776,507	—
Brazilian Real	JPHQ	Buy	410,750,000	93,885,714	EUR	2/04/19	—	(9,982,790)
Mexican Peso	CITI	Buy	4,474,817,430	187,505,769	EUR	2/05/19	13,955,038	—
Japanese Yen	MSCO	Sell	1,969,700,000	18,311,038		2/06/19	784,497	—
Japanese Yen	SCNY	Sell	12,949,800,000	120,396,058		2/06/19	5,167,752	—
Japanese Yen	CITI	Sell	33,420,667,431	315,460,438		2/14/19	17,889,787	—
Australian Dollar	JPHQ	Sell	224,328,000	165,436,292		2/15/19	3,137,043	—
Japanese Yen	CITI	Sell	18,720,380,000	178,604,017		2/15/19	11,908,275	—
Japanese Yen	HSBK	Sell	6,367,072,000	58,249,977		2/19/19	1,536,129	—

|15

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	SCNY	Sell	9,153,053,700	83,376,332		2/19/19	$1,846,722	$—
South Korean Won	HSBK	Sell	100,447,500,000	89,893,950		2/19/19	—	(995,604)
Mexican Peso	MSCO	Buy	5,314,781,020	235,365,175	EUR	2/20/19	705,979	—
Japanese Yen	CITI	Sell	39,578,916,200	363,446,094		2/21/19	10,845,515	—
Japanese Yen	DBAB	Sell	9,637,940,000	88,532,743		2/21/19	2,670,280	—
Brazilian Real	CITI	Buy	740,416,000	146,385,132	EUR	3/06/19	7,833,524	—
Mexican Peso	CITI	Buy	2,245,017,240	94,992,907	EUR	3/07/19	5,090,567	—
Japanese Yen	CITI	Sell	27,801,468,900	251,176,482		3/20/19	2,960,429	—
Japanese Yen	SCNY	Sell	11,809,161,000	106,434,864		3/25/19	958,288	—
Japanese Yen	CITI	Sell	25,386,870,000	228,735,681		3/26/19	1,968,023	—
Japanese Yen	DBAB	Sell	31,008,148,000	279,435,760		3/26/19	2,456,160	—
Japanese Yen	HSBK	Sell	19,192,069,750	172,730,355		3/26/19	1,297,614	—
Mexican Peso	CITI	Buy	2,168,516,800	90,831,125	EUR	6/27/19	3,024,301	—
Total Forward Exchange Contracts							$702,496,914		$ (108,229,084)
Net unrealized appreciation (depreciation)							$594,267,830

Interest Rate Swap Contracts
					Unamortized
					Upfront		Unrealized
	Payment	Maturity	Notional		Payments		Appreciation
Description	Frequency	Date	Amount	Value	(Receipts)		(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%.	Semi-Annual	1/27/25	$614,156,000	$39,465,570	$—		$39,465,570
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%.	Semi-Annual	1/29/25	383,800,000	25,481,264	—		25,481,264
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%.	Semi-Annual	1/30/25	325,000,000	21,508,544	—		21,508,544
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%.	Semi-Annual	2/03/25	514,670,000	37,935,747	—		37,935,747
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%.	Semi-Annual	3/27/25	39,700,000	2,568,810	—		2,568,810
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%.	Semi-Annual	3/27/25	39,700,000	2,551,643	—		2,551,643
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed2.45%	Semi-Annual	7/22/25	893,410,000	34,417,914	34,499		34,383,415
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.439%.	Semi-Annual	7/23/25	101,430,000	3,982,470	—		3,982,470
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed2.40%	Semi-Annual	7/24/25	798,605,000	33,321,974	—		33,321,974
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed2.89%	Semi-Annual	7/22/45	385,470,000	17,480,853	(27,202)		17,508,055

						|	16

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (continued)

Interest Rate Swap Contracts (continued)

					Unamortized
					Upfront	Unrealized
	Payment	Maturity	Notional		Payments	Appreciation
Description	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.861%.	Semi-Annual	7/24/45	$54,025,000	$2,746,291	$—	$2,746,291
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.574%.	Semi-Annual	8/24/45	1,057,400,000	111,371,473	—	111,371,473
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.613%.	Semi-Annual	1/26/47	406,800,000	40,818,809	—	40,818,809
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.678%.	Semi-Annual	1/27/47	700,300,000	61,340,874	—	61,340,874
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%.	Semi-Annual	4/13/47	404,700,000	44,211,782	—	44,211,782
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%.	Semi-Annual	7/27/47	980,700,000	104,167,232	—	104,167,232
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%.	Semi-Annual	2/20/48	422,692,000	11,258,881	—	11,258,881
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%.	Semi-Annual	2/22/48	422,692,000	10,869,808	—	10,869,808
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%.	Semi-Annual	2/23/48	422,692,000	9,440,260	—	9,440,260
TotalInterestRateSwapContracts				$614,940,199	$7,297	$614,932,902

See Abbreviations on page 46.

|17

Statement of Investments, September 30, 2018 (unaudited)
Templeton Global Total Return Fund
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.0%†
South Africa 0.0%†
[a,b,c] Edcon Holdings Ltd., F wts., 2/20/49	22,026			$—
[a,b,c] Edcon Holdings Ltd., F1 wts., 2/20/49	394,125,656			—
[a,b,c] Edcon Holdings Ltd., F2 wts., 2/20/49	31,916,299			—
[a,b,c] K2016470219 South Africa Ltd., A	434,200,485			306,910
[a,b,c] K2016470219 South Africa Ltd., B	50,014,925			35,353
				342,263
Switzerland 0.0%†
[a,b] CEVA Logistics AG	29,666			553,901
Total Common Stocks and Other Equity Interests
(Cost $10,369,720)				896,164

	Principal
	Amount*

Convertible Bonds (Cost $53,860,000) 1.1%
Canada 1.1%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			54,102,370
Foreign Government and Agency Securities 50.7%
Argentina 2.4%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	1,518,433,000		ARS	29,401,702
16.00%, 10/17/23	1,462,549,400		ARS	29,313,578
senior note, 15.50%, 10/17/26	2,527,300,600		ARS	44,618,455
Government of Argentina,
[d] FRN, 42.819%, (ARPP7DRR), 6/21/20	19,260,000		ARS	548,408
[d] FRN, 37.717%, (ARS Badlar + 2.00%), 4/03/22	9,178,000		ARS	210,270
[e] Index Linked, 3.75%, 2/08/19	75,268,000		ARS	2,215,355
[e] Index Linked, 4.00%, 3/06/20	7,260,000		ARS	206,513
senior note, 4.50%, 2/13/20	18,373,000			17,369,375
				123,883,656
Bosnia and Herzegovina 0.0%†
[d,f] Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.50%, (6-month
EUR LIBOR + 0.813%), 12/20/21.	102,084		DEM	54,536
Brazil 10.8%
Letra Tesouro Nacional,
Strip, 1/01/19	29,950	[g]	BRL	7,283,159
Strip, 7/01/19	471,390	[g]	BRL	110,396,436
Strip, 7/01/20	128,850	[g]	BRL	27,435,121
Strip, 7/01/21	510	[g]	BRL	97,057
Nota Do Tesouro Nacional,
10.00%, 1/01/21	207,870	[g]	BRL	51,862,366
10.00%, 1/01/23	373,872	[g]	BRL	89,676,459
10.00%, 1/01/25	669,104	[g]	BRL	155,697,445
10.00%, 1/01/27	526,220	[g]	BRL	119,304,642
				561,752,685

Quarterly Statement of Investments | See Notes to Statements of Investments. | 18

TEMPLETON INCOME TRUST

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Colombia 4.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	12,635,000,000	COP	$4,457,944
senior bond, 4.375%, 3/21/23	1,916,000,000	COP	611,716
senior bond, 9.85%, 6/28/27	3,053,000,000	COP	1,280,461
Titulos de Tesoreria,
B, 5.00%, 11/21/18	6,334,000,000	COP	2,140,611
B, 7.75%, 9/18/30	179,020,000,000	COP	63,982,070
B, 7.00%, 6/30/32	11,774,000,000	COP	3,887,709
senior bond, B, 11.25%, 10/24/18	27,187,000,000	COP	9,266,575
senior bond, B, 11.00%, 7/24/20	19,102,000,000	COP	7,095,780
senior bond, B, 7.00%, 5/04/22	30,519,000,000	COP	10,752,652
senior bond, B, 10.00%, 7/24/24	59,139,000,000	COP	23,511,484
senior bond, B, 7.50%, 8/26/26	176,576,000,000	COP	62,579,947
senior bond, B, 6.00%, 4/28/28	75,595,000,000	COP	23,998,018
senior note, B, 7.00%, 9/11/19	18,368,000,000	COP	6,345,292
			219,910,259
Ghana 3.5%
Ghana Treasury Note,
22.50%, 12/10/18	27,720,000	GHS	5,663,829
21.00%, 1/07/19	87,130,000	GHS	17,836,206
19.95%, 5/06/19	8,280,000	GHS	1,681,605
17.24%, 11/11/19	2,000,000	GHS	397,486
17.18%, 1/06/20	4,880,000	GHS	967,487
16.50%, 2/17/20	11,380,000	GHS	2,235,906
16.50%, 3/16/20	2,870,000	GHS	561,704
Government of Ghana,
24.50%, 10/22/18	71,467,000	GHS	14,433,583
24.50%, 4/22/19	23,280,000	GHS	4,838,810
24.50%, 5/27/19	13,490,000	GHS	2,808,617
21.00%, 3/23/20	3,716,000	GHS	766,523
24.75%, 3/01/21	990,000	GHS	214,719
24.50%, 6/21/21	50,930,000	GHS	11,064,876
24.75%, 7/19/21	45,750,000	GHS	10,003,086
18.75%, 1/24/22	51,790,000	GHS	9,956,471
17.60%, 11/28/22	1,250,000	GHS	230,649
16.50%, 2/06/23	5,210,000	GHS	928,934
19.75%, 3/25/24	50,640,000	GHS	9,855,384
19.00%, 11/02/26	166,050,000	GHS	30,977,881
senior bond, 19.75%, 3/15/32	152,324,000	GHS	28,821,991
senior note, 21.50%, 3/09/20	380,000	GHS	78,214
senior note, 18.25%, 9/21/20	14,680,000	GHS	2,908,263
senior note, 24.00%, 11/23/20	94,380,000	GHS	20,510,848
senior note, 16.50%, 3/22/21	480,000	GHS	89,396
senior note, 18.25%, 7/25/22	22,820,000	GHS	4,307,941
			182,140,409
India 10.0%
Government of India,
senior bond, 8.20%, 2/15/22	1,582,000,000	INR	21,931,132
senior bond, 8.35%, 5/14/22	527,100,000	INR	7,329,750
senior bond, 8.08%, 8/02/22	3,850,000,000	INR	53,106,744
senior bond, 8.13%, 9/21/22	805,000,000	INR	11,129,006

|19

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior bond, 9.15%, 11/14/24	2,349,000,000		INR	$33,845,556
senior note, 8.27%, 6/09/20	878,000,000		INR	12,182,053
senior note, 7.80%, 4/11/21	4,542,700,000		INR	62,407,150
senior note, 8.79%, 11/08/21	2,781,000,000		INR	39,150,696
senior note, 8.15%, 6/11/22	4,125,000,000		INR	57,111,140
senior note, 6.84%, 12/19/22	631,000,000		INR	8,344,586
senior note, 7.16%, 5/20/23	2,481,400,000		INR	33,002,175
senior note, 8.83%, 11/25/23	2,786,900,000		INR	39,549,305
senior note, 7.68%, 12/15/23	7,744,000,000		INR	104,845,707
senior note, 6.79%, 5/15/27	3,180,500,000		INR	40,344,671
				524,279,671
Indonesia 6.9%
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	34,970,000,000		IDR	2,630,933
senior bond, FR35, 12.90%, 6/15/22	95,624,000,000		IDR	7,414,924
senior bond, FR36, 11.50%, 9/15/19	33,165,000,000		IDR	2,318,200
senior bond, FR39, 11.75%, 8/15/23	20,613,000,000		IDR	1,586,280
senior bond, FR40, 11.00%, 9/15/25	110,250,000,000		IDR	8,490,617
senior bond, FR42, 10.25%, 7/15/27	21,121,000,000		IDR	1,591,854
senior bond, FR43, 10.25%, 7/15/22	3,593,000,000		IDR	258,971
senior bond, FR44, 10.00%, 9/15/24	15,790,000,000		IDR	1,152,342
senior bond, FR46, 9.50%, 7/15/23	651,100,000,000		IDR	46,166,636
senior bond, FR47, 10.00%, 2/15/28	33,169,000,000		IDR	2,472,510
senior bond, FR52, 10.50%, 8/15/30	27,140,000,000		IDR	2,102,864
senior bond, FR53, 8.25%, 7/15/21	1,074,263,000,000		IDR	72,790,235
senior bond, FR56, 8.375%, 9/15/26	624,244,000,000		IDR	42,448,530
senior bond, FR59, 7.00%, 5/15/27	455,512,000,000		IDR	28,420,760
senior bond, FR61, 7.00%, 5/15/22	167,591,000,000		IDR	10,934,491
senior bond, FR63, 5.625%, 5/15/23	120,764,000,000		IDR	7,391,795
senior bond, FR64, 6.125%, 5/15/28	18,838,000,000		IDR	1,103,619
senior bond, FR70, 8.375%, 3/15/24	1,022,875,000,000		IDR	69,445,541
senior bond, FR71, 9.00%, 3/15/29	624,606,000,000		IDR	43,860,520
senior bond, FR73, 8.75%, 5/15/31	122,117,000,000		IDR	8,382,612
				360,964,234
Kenya 0.4%
[h] Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,534,000			19,575,119
Mexico 7.8%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	9,077,230	[i]	MXN	48,680,593
senior bond, M, 6.50%, 6/10/21	34,131,210	[i]	MXN	176,872,992
senior note, M, 5.00%, 12/11/19	34,266,500	[i]	MXN	177,078,747
[j] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	662,120	[k]	MXN	3,539,082
Index Linked, 2.50%, 12/10/20	522,026	[k]	MXN	2,725,607
				408,897,021

|20

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Philippines 1.8%
Government of the Philippines,
senior note, 3.375%, 8/20/20	215,350,000	PHP	$3,829,278
senior note, 7-56, 3.875%, 11/22/19	4,951,340,000	PHP	89,839,177
			93,668,455
South Korea 2.4%
Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19	117,660,000,000	KRW	106,149,451
Korea Treasury Bond, senior note, 1.25%, 12/10/19.	24,100,000,000	KRW	21,559,236
			127,708,687
Ukraine 0.5%
[a,h,l] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	50,570,000		26,821,569
Total Foreign Government and Agency Securities
(Cost $3,044,679,529)			2,649,656,301

Quasi-Sovereign and Corporate Bonds 0.0%†
South Africa 0.0%†
[b,c,m] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	33,402,528		41,442
senior secured note, 144A, PIK, 8.00%, 12/31/22	10,616,112	EUR	246,496
[c,m] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	7,477,818		598,226
Total Quasi-Sovereign and Corporate Bonds (Cost $42,682,990)			886,164

	Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
United States 0.0%
[a,b] NewPage Corp., Litigation Trust	2,500,000		—
Total Investments before Short Term Investments
(Cost $3,151,592,239)			2,705,540,999

	Principal
	Amount*

Short Term Investments 45.1%

Foreign Government and Agency Securities 11.9%
Argentina 1.0%
[n] Argentina Treasury Bill, 10/12/18 - 9/30/19	1,399,226,000	ARS	34,367,595
Letras del Banco Central de la Republica Argentina, Strip, 10/17/18 - 11/21/18	643,060,000	ARS	15,080,943
			49,448,538
Egypt 2.2%
[n] Egypt Treasury Bill, 10/02/18 - 12/04/18	2,114,725,000	EGP	116,616,680

|21

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)
	Principal
	Amount*			Value
Short Term Investments (continued)

Foreign Government and Agency Securities (continued)
Mexico 6.2%
[n] Mexico Treasury Bill,
10/11/18 - 9/12/19	167,757,310	[o]	MXN	$87,380,674
5/23/19	240,985,930	[o]	MXN	122,309,384
7/04/19	228,867,420	[o]	MXN	114,997,736
				324,687,794
Philippines 0.5%
[n] Philippine Treasury Bill, 11/28/18 - 3/20/19	1,412,180,000		PHP	25,895,129
South Korea 2.0%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18	46,780,000,000		KRW	42,141,950
senior note, 1.61%, 10/08/18	67,500,000,000		KRW	60,808,678
				102,950,628
Total Foreign Government and Agency Securities (Cost $621,262,097)				619,598,769
U.S. Government and Agency Securities 6.3%
United States 6.3%
[n] U.S. Treasury Bill,
10/25/18	136,500,000			136,311,402
12/27/18	10,400,000			10,345,869
1/31/19	62,329,000			61,860,342
2/28/19	91,853,000			90,982,789
U.S. Treasury Note, 2.75%, 2/15/19	29,405,000			29,448,648
Total U.S. Government and Agency Securities (Cost $329,125,554)				328,949,050
Total Investments before Money Market Funds
(Cost $4,101,979,890)				3,654,088,818

	Shares

Money Market Funds (Cost $1,408,529,836) 26.9%
United States 26.9%
[p,q] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	1,408,529,836			1,408,529,836
Total Investments (Cost $5,510,509,726) 96.9%				5,062,618,654
Other Assets, less Liabilities 3.1%.				163,890,471
Net Assets 100.0%				$5,226,509,125

|22

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
cSee Note 5 regarding restricted securities.
dThe coupon rate shown represents the rate at period end.
eRedemption price at maturity and coupon payment are adjusted for inflation.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the value of this security was
$54,536, representing less than 0.1% of net assets.
gPrincipal amount is stated in 1,000 Brazilian Real Units.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the aggregate value of these securities was $46,396,688, representing 0.9% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jPrincipal amount of security is adjusted for inflation.
kPrincipal amount is stated in 100 Unidad de Inversion Units.
lThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
mIncome may be received in additional securities and/or cash.
nThe security was issued on a discount basis with no stated coupon rate.
oPrincipal amount is stated in 10 Mexican Peso Units.
pSee Note 6 regarding investments in affiliated management investment companies.
qThe rate shown is the annualized seven-day effective yield at period end.

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	CITI	Buy	53,617,000	11,881,357	EUR	10/02/18	$—	$(560,185)
Brazilian Real	CITI	Sell	53,617,000	11,386,069	EUR	10/02/18	—	(15,004)
Japanese Yen	DBAB	Buy	1,224,644,331	10,800,285		10/02/18	—	(21,024)
Japanese Yen	DBAB	Sell	1,224,644,331	11,173,966		10/02/18	394,705	—
Mexican Peso	CITI	Buy	909,046,900	38,251,500	EUR	10/03/18	4,074,490	—
Euro	GSCO	Sell	4,499,800	5,244,796		10/04/18	18,231	—
Japanese Yen	JPHQ	Sell	1,781,841,123	16,121,903		10/04/18	435,887	—
Euro	BOFA	Sell	12,512,633	14,688,580		10/05/18	153,855	—
Euro	DBAB	Sell	30,383,715	35,505,194		10/05/18	211,349	—
Euro	GSCO	Sell	8,776,716	10,307,771		10/05/18	112,702	—
Indian Rupee	JPHQ	Buy	206,289,980	2,523,147	EUR	10/05/18	—	(89,669)
Japanese Yen	SCNY	Sell	376,020,000	3,594,563		10/05/18	284,113	—
South Korean Won	HSBK	Buy	11,600,000,000	10,444,805		10/05/18	6,603	—
South Korean Won	HSBK	Buy	18,482,000,000	16,665,464		10/05/18	—	(13,489)
South Korean Won	HSBK	Sell	30,082,000,000	26,906,977		10/05/18	—	(196,407)
Australian Dollar	CITI	Sell	13,912,200	10,712,116		10/09/18	660,472	—
Euro	UBSW	Sell	28,979,798	34,040,250		10/09/18	366,361	—
Indian Rupee	JPHQ	Buy	338,647,720	4,140,960	EUR	10/09/18	—	(151,032)
Japanese Yen	HSBK	Sell	284,000,000	2,555,589		10/09/18	54,530	—
Japanese Yen	MSCO	Sell	1,074,900,000	9,667,236		10/09/18	201,084	—
South Korean Won	HSBK	Sell	11,762,276,000	10,536,369		10/10/18	—	(62,281)
Australian Dollar	JPHQ	Sell	49,900,000	35,833,439		10/11/18	—	(220,102)

|23

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	15,347,745	18,211,327		10/11/18	$374,713	$—
Euro	JPHQ	Sell	15,347,745	17,820,328		10/11/18	—	(16,286)
Japanese Yen	BNDP	Sell	91,664,560	826,361		10/11/18	18,993	—
Japanese Yen	BZWS	Sell	2,532,491,700	23,074,885		10/11/18	769,065	—
Japanese Yen	DBAB	Sell	95,091,000	864,142		10/11/18	26,594	—
Japanese Yen	HSBK	Sell	6,005,600,000	56,834,883		10/11/18	3,938,429	—
Australian Dollar	JPHQ	Sell	33,281,631	24,765,028		10/12/18	718,353	—
Australian Dollar	JPHQ	Sell	66,518,369	47,396,799		10/12/18	—	(664,115)
Euro	DBAB	Sell	13,069,770	15,416,708		10/12/18	226,254	—
Japanese Yen	CITI	Sell	83,690,000	757,413		10/12/18	20,229	—
Australian Dollar	CITI	Sell	44,319,904	31,466,024		10/15/18	—	(556,708)
Australian Dollar	JPHQ	Sell	12,245,500	9,269,599		10/15/18	421,782	—
Australian Dollar	JPHQ	Sell	12,245,500	8,732,315		10/15/18	—	(115,501)
Euro	BOFA	Sell	1,737,194	2,054,475		10/15/18	34,918	—
Euro	GSCO	Sell	11,097,345	13,122,056		10/15/18	220,953	—
Euro	JPHQ	Sell	3,119,931	3,626,093		10/15/18	—	(950)
Japanese Yen	CITI	Sell	3,026,224,124	27,403,141		10/15/18	740,651	—
Japanese Yen	DBAB	Sell	2,999,000,000	27,123,089		10/15/18	700,457	—
Mexican Peso	DBAB	Buy	407,399,000	17,353,112	EUR	10/15/18	1,516,295	—
Euro	BOFA	Sell	6,976,140	7,947,986		10/16/18	—	(162,706)
Euro	SCNY	Sell	1,757,000	2,001,047		10/17/18	—	(41,864)
Japanese Yen	BZWS	Sell	8,836,050,000	79,070,506		10/17/18	1,209,048	—
Japanese Yen	HSBK	Sell	495,720,000	4,437,780		10/17/18	69,597	—
Australian Dollar	JPHQ	Sell	25,164,000	18,057,712		10/18/18	—	(124,570)
Euro	BOFA	Sell	23,470,278	27,440,510		10/18/18	148,790	—
Euro	GSCO	Sell	8,064,735	9,504,573		10/18/18	126,733	—
Japanese Yen	GSCO	Sell	992,137,220	8,913,681		10/18/18	170,519	—
Mexican Peso	DBAB	Buy	407,399,000	17,508,982	EUR	10/18/18	1,318,697	—
Mexican Peso	JPHQ	Buy	138,330,710	6,125,354	EUR	10/18/18	238,161	—
South Korean Won	HSBK	Sell	21,782,000,000	20,494,919		10/18/18	864,716	—
Japanese Yen	BZWS	Sell	6,016,248,886	53,820,593		10/19/18	798,738	—
Mexican Peso	CITI	Buy	387,026,670	17,155,437	EUR	10/19/18	640,517	—
Euro	DBAB	Sell	15,171,012	17,759,339		10/22/18	112,489	—
Euro	GSCO	Sell	162,509,045	190,679,988		10/22/18	1,650,231	—
Euro	MSCO	Sell	5,229,000	6,126,192		10/22/18	43,844	—
Euro	UBSW	Sell	82,327,765	96,492,257		10/22/18	728,988	—
Japanese Yen	HSBK	Sell	1,435,854,500	12,815,267		10/22/18	158,094	—
Japanese Yen	JPHQ	Sell	5,235,455,000	46,713,644		10/22/18	562,687	—
Euro	MSCO	Sell	5,229,000	6,053,692		10/23/18	—	(29,147)
Japanese Yen	JPHQ	Sell	1,950,353,000	17,378,256		10/23/18	184,455	—
Euro	DBAB	Sell	15,547,058	18,120,563		10/24/18	33,383	—
Euro	SCNY	Sell	4,214,000	4,959,457		10/24/18	56,962	—
Euro	UBSW	Sell	13,130,824	15,465,353		10/24/18	189,178	—
South Korean Won	HSBK	Sell	54,232,000,000	48,150,582		10/24/18	—	(729,681)
Euro	DBAB	Sell	7,802,951	9,199,679		10/25/18	121,129	—
Euro	JPHQ	Sell	35,180,422	41,407,603		10/25/18	476,006	—
Japanese Yen	BZWS	Sell	735,719,080	6,743,282		10/26/18	255,924	—
Euro	BOFA	Sell	23,608,256	27,789,987		10/29/18	313,462	—
Euro	BOFA	Sell	23,608,256	27,846,411		10/31/18	365,429	—
Euro	BZWS	Sell	10,073,051	11,813,937		10/31/18	88,490	—

|24

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	6,633,762	7,806,744		10/31/18	$84,772	$—
Euro	GSCO	Sell	24,358,112	28,620,852		10/31/18	267,007	—
Euro	SCNY	Sell	1,131,281	1,326,541		10/31/18	9,683	—
Indian Rupee	DBAB	Buy	4,025,105,574	49,001,200	EUR	10/31/18	—	(1,866,138)
Japanese Yen	BZWS	Sell	470,336,000	4,216,584		10/31/18	67,746	—
Japanese Yen	GSCO	Sell	183,530,000	1,664,581		10/31/18	45,661	—
Euro	JPHQ	Sell	2,285,000	2,701,338		11/02/18	41,073	—
Indian Rupee	HSBK	Buy	854,165,525	10,421,864	EUR	11/02/18	—	(428,674)
Japanese Yen	DBAB	Sell	1,237,175,669	11,163,931		11/02/18	249,160	—
Brazilian Real	HSBK	Buy	91,050,000	23,119,112		11/05/18	—	(709,048)
Euro	GSCO	Sell	5,717,100	6,724,682		11/05/18	67,042	—
Euro	CITI	Sell	303,457	355,150		11/06/18	1,742	—
Japanese Yen	CITI	Sell	2,741,651,200	24,760,681		11/06/18	565,683	—
Australian Dollar	CITI	Sell	13,912,200	10,270,821		11/08/18	217,031	—
Euro	CITI	Sell	1,043,697	1,213,746		11/08/18	—	(1,949)
Euro	JPHQ	Sell	11,202,250	13,027,623		11/08/18	—	(20,724)
Japanese Yen	BZWS	Sell	619,000,000	5,594,823		11/08/18	131,346	—
Japanese Yen	CITI	Sell	826,558,767	7,462,274		11/08/18	166,822	—
Japanese Yen	JPHQ	Sell	4,453,400,000	40,216,007		11/08/18	908,981	—
Japanese Yen	SCNY	Sell	4,454,700,000	40,233,923		11/08/18	915,423	—
Euro	JPHQ	Sell	17,420,515	20,357,475		11/09/18	64,464	—
Japanese Yen	BZWS	Sell	4,455,270,000	40,390,829		11/09/18	1,064,351	—
Australian Dollar	CITI	Sell	44,319,904	31,472,450		11/13/18	—	(556,936)
Australian Dollar	JPHQ	Sell	49,900,000	36,958,435		11/13/18	896,390	—
Euro	UBSW	Sell	1,080,000	1,258,924		11/13/18	432	—
Japanese Yen	CITI	Sell	2,788,087,124	25,243,094		11/13/18	625,388	—
Euro	JPHQ	Sell	3,066,139	3,571,665		11/14/18	—	(1,504)
South Korean Won	CITI	Sell	2,182,000,000	2,040,683		11/15/18	72,523	—
Australian Dollar	JPHQ	Sell	12,245,500	8,885,396		11/16/18	35,548	—
Euro	DBAB	Sell	13,698,285	15,709,056		11/16/18	—	(257,031)
Euro	JPHQ	Sell	101,548,880	116,390,757		11/16/18	—	(1,969,923)
Japanese Yen	CITI	Sell	309,271,000	2,807,369		11/16/18	76,014	—
Euro	BOFA	Sell	23,470,278	27,507,869		11/19/18	145,332	—
Japanese Yen	BZWS	Sell	6,016,248,890	53,937,870		11/19/18	792,870	—
Japanese Yen	GSCO	Sell	992,137,220	8,933,907		11/19/18	169,787	—
South Korean Won	DBAB	Sell	28,680,000,000	26,863,994		11/19/18	990,804	—
Australian Dollar	JPHQ	Sell	21,416,000	15,486,980		11/20/18	9,142	—
Euro	JPHQ	Sell	83,483,469	95,592,747		11/20/18	—	(1,743,346)
Japanese Yen	BOFA	Sell	1,123,710,625	10,197,474		11/20/18	270,345	—
Euro	JPHQ	Sell	35,180,422	40,319,226		11/21/18	—	(702,105)
Indonesian Rupiah	JPHQ	Buy	926,807,000,000	84,945,558	AUD	11/21/18	250,731	—
Japanese Yen	BNDP	Sell	5,282,022,900	48,158,487		11/21/18	1,492,330	—
Japanese Yen	BOFA	Sell	1,430,815,375	12,794,443		11/21/18	153,329	—
Euro	BNDP	Sell	4,802,000	5,565,638		11/23/18	—	(34,535)
Euro	UBSW	Sell	82,668,771	95,161,237		11/23/18	—	(1,248,470)
Euro	BOFA	Sell	9,579,000	11,028,398		11/26/18	—	(145,516)
Euro	JPHQ	Sell	23,929,363	27,943,753		11/26/18	30,124	—
Japanese Yen	BOFA	Sell	1,499,998,500	13,664,004		11/26/18	406,691	—
Euro	GSCO	Sell	12,080,371	14,109,873		11/28/18	15,486	—
Indian Rupee	CITI	Buy	85,545,000	1,034,777	EUR	11/28/18	—	(39,618)

|25

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	195,437,500	1,768,528		11/28/18	$40,885	$—
Euro	DBAB	Sell	6,636,369	7,786,452		11/29/18	42,870	—
Euro	SCNY	Sell	1,153,718	1,352,077		11/29/18	5,872	—
Japanese Yen	BZWS	Sell	2,868,690,000	25,932,364		11/29/18	570,633	—
Japanese Yen	DBAB	Sell	66,294,000	601,295		11/29/18	15,198	—
Japanese Yen	HSBK	Sell	257,326,000	2,332,375		11/29/18	57,388	—
Euro	BNDP	Sell	19,042,000	22,432,952		11/30/18	211,655	—
Euro	BZWS	Sell	5,036,526	5,930,836		11/30/18	53,401	—
Japanese Yen	DBAB	Sell	174,474,569	1,579,852		11/30/18	37,170	—
Japanese Yen	JPHQ	Sell	742,000,000	6,723,146		11/30/18	162,476	—
South Korean Won	HSBK	Sell	5,990,000,000	5,361,858		11/30/18	—	(44,011)
Euro	BOFA	Sell	1,034,213	1,213,028		12/04/18	5,635	—
Euro	CITI	Sell	30,200,000	35,361,784		12/04/18	104,759	—
Euro	GSCO	Sell	4,499,800	5,269,648		12/04/18	16,352	—
Japanese Yen	BOFA	Sell	3,288,665,160	29,775,149		12/04/18	684,054	—
Japanese Yen	CITI	Sell	8,236,852,000	74,570,328		12/04/18	1,708,231	—
Japanese Yen	HSBK	Sell	81,408,000	736,524		12/04/18	16,400	—
Japanese Yen	JPHQ	Sell	1,781,841,123	16,192,447		12/04/18	430,517	—
Euro	SCNY	Sell	4,966,194	5,772,049		12/06/18	—	(26,955)
Mexican Peso	CITI	Buy	712,951,000	29,651,227	EUR	12/06/18	3,031,164	—
Euro	BOFA	Sell	17,501,898	20,479,321		12/07/18	40,288	—
Euro	DBAB	Sell	30,383,715	35,554,720		12/07/18	72,068	—
Euro	GSCO	Sell	24,160,708	28,283,129		12/07/18	67,818	—
Euro	JPHQ	Sell	11,697,590	13,678,636		12/07/18	17,978	—
Euro	UBSW	Sell	28,019,798	32,802,777		12/07/18	80,751	—
Japanese Yen	GSCO	Sell	11,008,384,000	99,375,171		12/07/18	1,963,473	—
Euro	DBAB	Sell	677,000	793,586		12/10/18	2,725	—
Japanese Yen	BOFA	Sell	619,900,000	5,626,759		12/10/18	139,488	—
Japanese Yen	CITI	Sell	2,026,500,000	18,367,624		12/10/18	429,322	—
Japanese Yen	CITI	Sell	4,387,300,000	39,705,150		12/11/18	864,978	—
Japanese Yen	HSBK	Sell	3,034,900,000	27,470,130		12/11/18	602,572	—
South Korean Won	DBAB	Sell	28,685,000,000	27,009,086		12/11/18	1,113,241	—
Euro	DBAB	Sell	13,069,770	15,272,810		12/12/18	1,698	—
Japanese Yen	DBAB	Sell	1,148,800,000	10,407,023		12/12/18	235,703	—
Japanese Yen	HSBK	Sell	3,469,350,000	31,425,272		12/12/18	708,115	—
Australian Dollar	CITI	Sell	44,476,193	31,589,216		12/13/18	—	(561,616)
Japanese Yen	CITI	Sell	38,352,000	346,744		12/13/18	7,143	—
Mexican Peso	CITI	Buy	820,626,370	35,884,663	EUR	12/13/18	1,362,903	—
Euro	JPHQ	Sell	3,066,139	3,579,686		12/14/18	—	(3,634)
Euro	UBSW	Sell	7,424,000	8,668,262		12/14/18	—	(7,981)
Japanese Yen	SCNY	Sell	618,542,000	5,587,552		12/14/18	109,826	—
Euro	GSCO	Sell	11,097,345	13,062,685		12/17/18	89,414	—
Euro	BOFA	Sell	23,470,278	27,569,948		12/18/18	129,314	—
Japanese Yen	BOFA	Sell	1,123,710,625	10,132,648		12/18/18	176,714	—
Japanese Yen	CITI	Sell	1,155,015,400	10,581,667		12/18/18	348,377	—
Japanese Yen	DBAB	Sell	7,430,160,000	68,253,018		12/18/18	2,422,744	—
Japanese Yen	GSCO	Sell	992,316,130	8,953,821		12/18/18	162,026	—
Japanese Yen	HSBK	Sell	10,286,570,000	93,871,579		12/18/18	2,733,874	—
Japanese Yen	MSCO	Sell	13,000,000	116,902		12/18/18	1,724	—
South Korean Won	CITI	Sell	22,784,500,000	21,195,870		12/20/18	621,502	—

|26

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BZWS	Sell	5,036,526	5,977,928		12/28/18	$83,324	$—
Japanese Yen	DBAB	Sell	16,255,000	144,830		12/28/18	655	—
Japanese Yen	JPHQ	Sell	522,200,500	4,652,597		12/28/18	20,882	—
Japanese Yen	DBAB	Sell	1,224,644,331	10,883,889		1/04/19	15,687	—
South Korean Won	HSBK	Sell	18,482,000,000	16,697,082		1/10/19	—	(3,453)
Indonesian Rupiah	JPHQ	Buy	1,055,830,000,000	96,019,462	AUD	1/11/19	162,716	—
Japanese Yen	BZWS	Sell	3,257,620,000	29,616,881		1/11/19	690,674	—
Japanese Yen	GSCO	Sell	1,641,201,000	14,915,941		1/11/19	342,811	—
Japanese Yen	JPHQ	Sell	6,037,750,000	54,857,966		1/11/19	1,245,449	—
Mexican Peso	CITI	Buy	1,066,325,900	45,805,501	EUR	1/14/19	2,296,943	—
Japanese Yen	JPHQ	Sell	3,767,300,000	34,625,919		1/16/19	1,160,584	—
Japanese Yen	SCNY	Sell	240,140,000	2,219,408		1/22/19	85,193	—
Japanese Yen	HSBK	Sell	126,059,100	1,167,938		1/23/19	47,514	—
Japanese Yen	BZWS	Sell	1,015,610,000	9,397,357		1/24/19	369,799	—
Japanese Yen	DBAB	Sell	2,079,900,000	19,178,600		1/24/19	690,776	—
Japanese Yen	CITI	Sell	2,765,977,000	25,680,330		1/25/19	1,092,131	—
Japanese Yen	HSBK	Sell	225,900,265	2,121,727		1/31/19	112,616	—
Mexican Peso	CITI	Buy	884,360,620	36,691,655	EUR	2/05/19	3,186,821	—
Japanese Yen	MSCO	Sell	460,900,000	4,284,692		2/06/19	183,568	—
Japanese Yen	SCNY	Sell	1,239,900,000	11,527,519		2/06/19	494,795	—
Japanese Yen	JPHQ	Sell	4,464,960,000	41,847,492		2/12/19	2,098,802	—
Japanese Yen	CITI	Sell	4,649,794,152	43,889,791		2/14/19	2,488,994	—
Australian Dollar	JPHQ	Sell	12,245,500	9,030,750		2/15/19	171,243	—
Japanese Yen	CITI	Sell	1,878,130,000	17,918,523		2/15/19	1,194,703	—
Japanese Yen	JPHQ	Sell	2,843,509,000	25,998,985		2/15/19	678,941	—
Japanese Yen	DBAB	Sell	2,783,555,000	25,460,354		2/19/19	666,207	—
Japanese Yen	HSBK	Sell	85,634,000	783,434		2/19/19	20,660	—
Japanese Yen	SCNY	Sell	206,868,600	1,884,392		2/19/19	41,738	—
South Korean Won	HSBK	Sell	60,173,000,000	53,850,904		2/19/19	—	(596,416)
Mexican Peso	MSCO	Buy	198,845,210	8,805,864	EUR	2/20/19	26,413	—
Japanese Yen	CITI	Sell	862,192,500	7,917,359		2/21/19	236,260	—
Japanese Yen	DBAB	Sell	134,994,000	1,240,036		2/21/19	37,401	—
Mexican Peso	JPHQ	Buy	1,531,000,000	65,524,517	EUR	3/06/19	2,614,839	—
Japanese Yen	CITI	Sell	14,794,651,513	133,664,467		3/20/19	1,575,403	—
Japanese Yen	SCNY	Sell	90,565,000	816,254		3/25/19	7,349	—
Japanese Yen	DBAB	Sell	7,443,020,000	67,074,175		3/26/19	589,563	—
Japanese Yen	HSBK	Sell	97,747,000	879,732		3/26/19	6,609	—
Australian Dollar	CITI	Sell	18,400,000	13,381,952		3/29/19	61,694	—
Brazilian Real	CITI	Buy	53,617,000	11,029,581	EUR	4/01/19	—	(3,291)
Mexican Peso	CITI	Buy	863,629,300	36,174,228	EUR	6/27/19	1,204,452	—
Total Forward Exchange Contracts							$86,634,236	$(14,743,595)
Net unrealized appreciation (depreciation)							$71,890,641

|27

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.391%	Semi-Annual		5/04/21	$24,190,000	$(469,443)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.076%	Semi-Annual		6/14/21	11,000,000	(102,816)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual		1/23/25	73,168,000	4,714,793
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual		1/27/25	107,950,000	6,936,850
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual		1/29/25	26,990,000	1,791,921
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual		1/30/25	22,850,000	1,512,216
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual		2/03/25	36,010,000	2,654,257
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.036%	Semi-Annual		3/23/25	50,330,000	3,078,573
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.978%	Semi-Annual		3/27/25	37,700,000	2,439,399
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.985%	Semi-Annual		3/27/25	37,700,000	2,423,097
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.349%	Semi-Annual		2/25/41	4,680,000	(947,867)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.320%	Semi-Annual		2/28/41	3,510,000	(684,895)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.299%	Semi-Annual		3/01/41	1,170,000	(224,057)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.668%	Semi-Annual		10/04/43	50,300,000	(5,333,435)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual		7/29/45	100,600,000	7,175,269
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual		11/18/46	347,500,000	48,534,912
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.794%	Semi-Annual		3/13/47	55,500,000	3,628,814
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.537%	Semi-Annual		4/13/47	34,200,000	3,735,946
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.587%	Semi-Annual		7/27/47	53,800,000	5,714,209
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual		2/20/48	52,462,000	1,396,956
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual		2/22/48	52,462,000	1,348,666
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual		2/23/48	52,462,000	1,171,239
TotalCentrallyClearedSwapContracts					$90,494,604

|28

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Total Return Fund (continued)

Interest Rate Swap Contracts (continued)

					Value/
					Unrealized
	Payment	Counter-	Maturity	Notional	Appreciation
Description	Frequency	party	Date	Amount	(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.523%	Semi-Annual	DBAB	3/28/21	$10,830,000	$(133,237)
Receive Floating 3-month USD LIBOR	Quarterly
PayFixed3.44%	Semi-Annual	CITI	4/21/21	29,610,000	(616,969)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 4.347%	Semi-Annual	CITI	2/25/41	4,680,000	(933,786)
TotalOTCSwapContracts					$(1,683,992)
TotalInterestRateSwapContracts.					$88,810,612

See Abbreviations on page 46.

|29

TEMPLETON INCOME TRUST

Statement of Investments, September 30, 2018 (unaudited)
Templeton International Bond Fund
	Principal
	Amount*			Value

Foreign Government and Agency Securities 55.4%
Argentina 2.1%
Argentine Bonos del Tesoro,
18.20%, 10/03/21.	73,832,000		ARS	$1,429,623
16.00%, 10/17/23.	171,501,000		ARS	3,437,359
senior note, 15.50%, 10/17/26	153,089,000		ARS	2,702,723
Government of Argentina,
[a] FRN, 42.819%, (ARPP7DRR), 6/21/20	940,000		ARS	26,765
[a] FRN, 37.717%, (ARS Badlar + 2.00%), 4/03/22	5,808,000		ARS	133,063
[b] Index Linked, 3.75%, 2/08/19	1,794,000		ARS	52,803
[b] Index Linked, 4.00%, 3/06/20	356,000		ARS	10,127
senior note, 4.50%, 2/13/20.	927,000			876,363
				8,668,826
Brazil 4.9%
Letra Tesouro Nacional,
Strip, 7/01/20	21,410	[c]	BRL	4,558,680
Strip, 7/01/21	27,790	[c]	BRL	5,288,666
Nota Do Tesouro Nacional,
10.00%, 1/01/21	130	[c]	BRL	32,434
10.00%, 1/01/23	8,407	[c]	BRL	2,016,492
10.00%, 1/01/27	34,330	[c]	BRL	7,783,301
				19,679,573
Colombia 3.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	378,000,000		COP	133,368
senior bond, 4.375%, 3/21/23	57,000,000		COP	18,198
senior bond, 9.85%, 6/28/27	91,000,000		COP	38,166
Titulos de Tesoreria,
B, 5.00%, 11/21/18.	440,000,000		COP	148,701
B, 7.75%, 9/18/30	2,344,400,000		COP	837,893
B, 7.00%, 6/30/32	516,000,000		COP	170,380
senior bond, B, 11.25%, 10/24/18	814,000,000		COP	277,448
senior bond, B, 11.00%, 7/24/20	746,000,000		COP	277,115
senior bond, B, 7.00%, 5/04/22	11,196,000,000		COP	3,944,647
senior bond, B, 10.00%, 7/24/24	11,997,000,000		COP	4,769,565
senior bond, B, 7.50%, 8/26/26	5,607,700,000		COP	1,987,414
senior bond, B, 6.00%, 4/28/28	4,498,900,000		COP	1,428,199
senior note, B, 7.00%, 9/11/19	637,000,000		COP	220,054
				14,251,148
Ghana 1.3%
Ghana Treasury Note, 17.24%, 11/11/19.	280,000		GHS	55,648
Government of Ghana,
21.00%, 3/23/20	90,000		GHS	18,565
24.75%, 3/01/21	180,000		GHS	39,040
16.25%, 5/17/21	1,510,000		GHS	278,375
24.50%, 6/21/21	50,000		GHS	10,863
24.75%, 7/19/21	280,000		GHS	61,221
18.75%, 1/24/22	2,910,000		GHS	559,439
17.60%, 11/28/22.	80,000		GHS	14,761
19.75%, 3/25/24	2,910,000		GHS	566,334
19.00%, 11/02/26.	8,740,000		GHS	1,630,513
senior bond, 19.75%, 3/15/32	8,740,000		GHS	1,653,739

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
Ghana (continued)
Government of Ghana, (continued)
senior note, 21.50%, 3/09/20	200,000		GHS	$41,165
senior note, 18.50%, 6/01/20	100,000		GHS	19,975
senior note, 18.25%, 9/21/20	160,000		GHS	31,698
senior note, 16.50%, 3/22/21	360,000		GHS	67,047
				5,048,383
India 9.2%
Government of India,
senior bond, 8.20%, 2/15/22	19,000,000		INR	263,395
senior bond, 8.35%, 5/14/22	30,400,000		INR	422,736
senior bond, 8.08%, 8/02/22	673,000,000		INR	9,283,335
senior bond, 8.13%, 9/21/22	51,000,000		INR	705,067
senior bond, 9.15%, 11/14/24	227,000,000		INR	3,270,728
senior note, 7.80%, 4/11/21.	196,900,000		INR	2,704,992
senior note, 8.79%, 11/08/21	110,000,000		INR	1,548,571
senior note, 8.15%, 6/11/22.	82,000,000		INR	1,135,300
senior note, 6.84%, 12/19/22	12,000,000		INR	158,693
senior note, 7.16%, 5/20/23.	19,100,000		INR	254,027
senior note, 8.83%, 11/25/23	257,900,000		INR	3,659,897
senior note, 7.68%, 12/15/23	302,000,000		INR	4,088,766
senior note, 7.59%, 1/11/26.	512,000,000		INR	6,854,276
senior note, 6.79%, 5/15/27.	232,300,000		INR	2,946,728
				37,296,511
Indonesia 6.6%
Government of Indonesia,
senior bond, FR39, 11.75%, 8/15/23	1,040,000,000		IDR	80,033
senior bond, FR40, 11.00%, 9/15/25	1,060,000,000		IDR	81,633
senior bond, FR42, 10.25%, 7/15/27	6,831,000,000		IDR	514,841
senior bond, FR44, 10.00%, 9/15/24	686,000,000		IDR	50,064
senior bond, FR47, 10.00%, 2/15/28	4,555,000,000		IDR	339,542
senior bond, FR52, 10.50%, 8/15/30	7,950,000,000		IDR	615,983
senior bond, FR56, 8.375%, 9/15/26	53,156,000,000		IDR	3,614,603
senior bond, FR59, 7.00%, 5/15/27	5,896,000,000		IDR	367,869
senior bond, FR61, 7.00%, 5/15/22	58,000,000,000		IDR	3,784,216
senior bond, FR64, 6.125%, 5/15/28	159,000,000		IDR	9,315
senior bond, FR68, 8.375%, 3/15/34	55,620,000,000		IDR	3,699,103
senior bond, FR70, 8.375%, 3/15/24	180,376,000,000		IDR	12,246,177
senior bond, FR71, 9.00%, 3/15/29	4,732,000,000		IDR	332,286
senior bond, FR73, 8.75%, 5/15/31	10,430,000,000		IDR	715,958
				26,451,623
Mexico 8.3%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	4,433,950	[d]	MXN	23,778,985
senior bond, M, 6.50%, 6/10/21	958,380	[d]	MXN	4,966,468
senior note, M, 5.00%, 12/11/19	904,100	[d]	MXN	4,672,111
[e] Mexican Udibonos, Index Linked, 4.00%, 6/13/19	43,298	[f]	MXN	231,434
				33,648,998

|31

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Philippines 0.3%
Government of the Philippines,
senior note, 3.375%, 8/20/20	1,700,000		PHP	$30,229
senior note, 7-56, 3.875%, 11/22/19	65,380,000		PHP	1,186,282
				1,216,511
South Korea 14.2%
Korea Monetary Stabilization Bond, senior note, 2.06%, 12/02/19	12,470,000,000		KRW	11,250,074
Korea Treasury Bond,
senior note, 1.75%, 12/10/18	20,985,000,000		KRW	18,911,151
senior note, 1.25%, 12/10/19	11,430,000,000		KRW	10,224,982
senior note, 1.75%, 6/10/20.	5,410,000,000		KRW	4,860,876
senior note, 1.75%, 12/10/20	5,200,000,000		KRW	4,661,674
senior note, 1.375%, 9/10/21	8,154,000,000		KRW	7,208,810
				57,117,567
Thailand 4.5%
Bank of Thailand Bond,
senior note, 1.34%, 2/26/20.	290,000,000		THB	8,911,060
senior note, 1.77%, 3/27/20.	293,000,000		THB	9,055,840
				17,966,900
Ukraine 0.5%
[g,h,i] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	4,168,000			2,210,645
Total Foreign Government and Agency Securities (Cost $250,468,843) .				223,556,685

Short Term Investments 37.7%

Foreign Government and Agency Securities 7.2%
Argentina 1.1%
[j] Argentina Treasury Bill, 10/12/18 - 9/30/19	130,056,000		ARS	3,173,542
Letras del Banco Central de la Republica Argentina, Strip, 10/17/18 - 11/21/18	54,874,000		ARS	1,297,012
				4,470,554
Mexico 4.3%
[j] Mexico Treasury Bill,
11/08/18 - 5/23/19	17,214,370	[k]	MXN	8,921,680
7/18/19	17,164,000	[k]	MXN	8,598,911
				17,520,591
Philippines 1.8%
[j] Philippine Treasury Bill, 11/28/18 - 3/20/19	389,800,000		PHP	7,151,732
Total Foreign Government and Agency Securities (Cost $30,512,607)				29,142,877
Total Investments before Money Market Funds (Cost $280,981,450)				252,699,562

|32

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)
	Shares	Value
Short Term Investments (continued)
Money Market Funds (Cost $122,855,845) 30.5%
United States 30.5%
[l,m] Institutional Fiduciary Trust Money Market Portfolio, 1.69%	122,855,845	$122,855,845
Total Investments (Cost $403,837,295) 93.1%		375,555,407
Other Assets, less Liabilities 6.9%		28,016,475
Net Assets 100.0%.		$403,571,882

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bRedemption price at maturity and coupon payment are adjusted for inflation.
cPrincipal amount is stated in 1,000 Brazilian Real Units.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gNon-income producing.
hSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
September 30, 2018, the value of this security was $2,210,645, representing 0.5% of net assets.
iThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
jThe security was issued on a discount basis with no stated coupon rate.
kPrincipal amount is stated in 10 Mexican Peso Units.
lSee Note 6 regarding investments in affiliated management investment companies.
mThe rate shown is the annualized seven-day effective yield at period end.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Sell	724,793	844,791	10/04/18	$2,936	$—
Japanese Yen	JPHQ	Sell	35,000,000	316,676	10/04/18	8,562	—
Euro	BOFA	Sell	617,410	724,777	10/05/18	7,592	—
Euro	DBAB	Sell	3,493,966	4,082,910	10/05/18	24,304	—
Euro	GSCO	Sell	399,000	468,604	10/05/18	5,124	—
Euro	JPHQ	Sell	5,133,700	6,000,474	10/05/18	37,147	—
Japanese Yen	SCNY	Sell	23,520,000	224,839	10/05/18	17,771	—
South Korean Won	HSBK	Buy	4,362,000,000	3,927,607	10/05/18	2,483	—
South Korean Won	HSBK	Sell	4,362,000,000	3,901,610	10/05/18	—	(28,480)
Australian Dollar	CITI	Sell	17,916,470	13,795,323	10/09/18	850,571	—
Euro	UBSW	Sell	596,154	700,254	10/09/18	7,537	—
Japanese Yen	HSBK	Sell	33,100,000	297,852	10/09/18	6,356	—
Euro	HSBK	Sell	5,247,292	6,210,852	10/10/18	113,123	—
Australian Dollar	JPHQ	Sell	3,574,810	2,567,089	10/11/18	—	(15,768)
Euro	JPHQ	Sell	206,662	245,221	10/11/18	5,046	—
Euro	JPHQ	Sell	206,662	239,956	10/11/18	—	(219)
Japanese Yen	DBAB	Sell	23,005,000	209,058	10/11/18	6,434	—
Australian Dollar	JPHQ	Sell	2,384,278	1,774,154	10/12/18	51,462	—
Australian Dollar	JPHQ	Sell	4,765,341	3,395,482	10/12/18	—	(47,577)

|33

At September 30, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation		Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	3,684,803	4,346,483		10/12/18	$63,789		$—
Japanese Yen	CITI	Sell	7,840,000	70,954		10/12/18	1,895		—
Euro	BOFA	Sell	208,570	246,663		10/15/18	4,192		—
Euro	GSCO	Sell	247,466	292,616		10/15/18	4,927		—
Euro	JPHQ	Sell	735,695	855,050		10/15/18	—		(224)
Japanese Yen	CITI	Sell	49,873,000	451,544		10/15/18	12,139		—
Euro	BOFA	Sell	473,307	539,243		10/16/18	—		(11,039)
Euro	GSCO	Sell	191,000	224,501		10/16/18	2,438		—
Euro	HSBK	Sell	396,000	465,852		10/16/18	5,450		—
Euro	SCNY	Sell	327,000	372,420		10/17/18	—		(7,791)
Japanese Yen	HSBK	Sell	28,700,000	256,928		10/17/18	4,029		—
Euro	BOFA	Sell	494,734	578,423		10/18/18	3,136		—
Euro	GSCO	Sell	582,885	686,950		10/18/18	9,160		—
Japanese Yen	GSCO	Sell	986,950,489	8,867,081		10/18/18	169,628		—
Japanese Yen	BZWS	Sell	9,374,353	83,862		10/19/18	1,245		—
Euro	DBAB	Sell	3,464,889	4,056,033		10/22/18	25,691		—
Euro	GSCO	Sell	830,952	974,998		10/22/18	8,438		—
Euro	MSCO	Sell	403,500	472,733		10/22/18	3,383		—
Euro	UBSW	Sell	140,305	164,444		10/22/18	1,242		—
Euro	MSCO	Sell	403,500	467,138		10/23/18	—		(2,249)
Japanese Yen	JPHQ	Sell	44,076,000	392,731		10/23/18	4,169		—
Euro	DBAB	Sell	922,000	1,074,619		10/24/18	1,980		—
Euro	SCNY	Sell	388,000	456,637		10/24/18	5,245		—
Euro	UBSW	Sell	573,000	674,874		10/24/18	8,255		—
Euro	DBAB	Sell	434,885	512,730		10/25/18	6,751		—
Euro	HSBK	Sell	677,192	796,493		10/25/18	8,596		—
Euro	JPHQ	Sell	2,061,845	2,426,806		10/25/18	27,898		—
Japanese Yen	BZWS	Sell	13,651,450	125,123		10/26/18	4,749		—
Euro	BOFA	Sell	118,760	139,796		10/29/18	1,577		—
Brazilian Real	DBAB	Buy	8,737,100	2,001,168	EUR	10/31/18	—		(178,157)
Euro	BOFA	Sell	118,760	140,080		10/31/18	1,838		—
Euro	BZWS	Sell	2,023,992	2,373,791		10/31/18	17,780		—
Euro	CITI	Sell	805,010	944,530		10/31/18	7,466		—
Euro	DBAB	Sell	3,689,068	4,341,369		10/31/18	47,142		—
Euro	SCNY	Sell	670,194	785,870		10/31/18	5,736		—
Japanese Yen	BZWS	Sell	100,997,000	904,116		10/31/18	13,221		—
Japanese Yen	GSCO	Sell	33,200,000	301,117		10/31/18	8,260		—
Japanese Yen	MSCO	Sell	11,745,000	104,205		10/31/18	603		—
South Korean Won	DBAB	Buy	9,138,000,000	8,232,062		10/31/18	5,751		—
South Korean Won	DBAB	Sell	66,524,667,500	62,027,662		10/31/18	2,056,359		—
Euro	HSBK	Sell	810,000	957,153		11/02/18	14,126		—
Euro	JPHQ	Sell	1,228,000	1,451,748		11/02/18	22,073		—
Indian Rupee	DBAB	Buy	118,000,000	1,395,211	EUR	11/02/18	—		(7,373)
Euro	GSCO	Sell	1,005,086	1,182,222		11/05/18	11,786		—
Euro	CITI	Sell	239,000	279,714		11/06/18	1,372		—
Indonesian Rupiah	DBAB	Buy	16,430,000,000	941,547	EUR	11/07/18	—		(1,119)
Euro	CITI	Sell	203,000	236,075		11/08/18	—		(379)
Euro	JPHQ	Sell	247,137	287,408		11/08/18	—		(457)
Japanese Yen	BZWS	Sell	15,100,000	136,481		11/08/18	3,204		—
Japanese Yen	CITI	Sell	77,248,911	697,413		11/08/18	15,591		—

								|	34

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BZWS	Sell	736,000	860,137		11/09/18	$2,777	$—
Euro	JPHQ	Sell	186,425	217,855		11/09/18	690	—
Australian Dollar	JPHQ	Sell	3,574,810	2,647,683		11/13/18	64,217	—
Japanese Yen	CITI	Sell	44,099,000	399,268		11/13/18	9,892	—
Euro	HSBK	Sell	152,000	177,379		11/14/18	243	—
Euro	JPHQ	Sell	723,010	842,216		11/14/18	—	(355)
Euro	DBAB	Sell	1,328,838	1,523,898		11/16/18	—	(24,934)
Euro	JPHQ	Sell	3,955,910	4,534,086		11/16/18	—	(76,740)
Japanese Yen	CITI	Sell	1,461,342,500	13,265,155		11/16/18	359,176	—
Euro	BOFA	Sell	494,734	579,843		11/19/18	3,064	—
Japanese Yen	BZWS	Sell	9,374,352	84,044		11/19/18	1,235	—
Japanese Yen	GSCO	Sell	986,950,488	8,887,202		11/19/18	168,899	—
Euro	JPHQ	Sell	2,629,256	3,010,630		11/20/18	—	(54,906)
Euro	JPHQ	Sell	2,061,845	2,363,019		11/21/18	—	(41,149)
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	495,665	AUD	11/21/18	1,463	—
Euro	UBSW	Sell	200,326	230,594		11/23/18	—	(3,030)
Euro	BOFA	Sell	781,000	899,173		11/26/18	—	(11,864)
Euro	CITI	Sell	48,798	57,025		11/26/18	102	—
Euro	JPHQ	Sell	576,468	673,176		11/26/18	726	—
Japanese Yen	BOFA	Sell	23,333,000	212,788		11/26/18	6,565	—
Australian Dollar	BNDP	Sell	5,500,000	4,034,415		11/28/18	59,195	—
Euro	BNDP	Sell	14,000,000	16,373,280		11/28/18	39,227	—
Japanese Yen	BNDP	Sell	1,891,000,000	17,112,890		11/28/18	396,681	—
Japanese Yen	JPHQ	Sell	46,880,000	424,221		11/28/18	9,807	—
Euro	DBAB	Sell	3,690,518	4,330,085		11/29/18	23,840	—
Euro	SCNY	Sell	683,487	800,998		11/29/18	3,479	—
Japanese Yen	BZWS	Sell	17,800,000	160,908		11/29/18	3,541	—
Japanese Yen	DBAB	Sell	17,053,000	154,673		11/29/18	3,910	—
Japanese Yen	HSBK	Sell	53,185,000	482,063		11/29/18	11,861	—
Euro	BZWS	Sell	1,011,996	1,191,691		11/30/18	10,730	—
Japanese Yen	BNDP	Sell	11,745,000	106,062		11/30/18	2,214	—
Japanese Yen	DBAB	Sell	31,548,058	285,665		11/30/18	6,721	—
Euro	BNDP	Sell	2,850,000	3,343,463		12/04/18	16,227	—
Euro	BOFA	Sell	237,212	278,226		12/04/18	1,293	—
Euro	GSCO	Sell	724,793	848,794		12/04/18	2,634	—
Japanese Yen	HSBK	Sell	27,402,000	247,915		12/04/18	5,520	—
Japanese Yen	JPHQ	Sell	35,000,000	318,062		12/04/18	8,457	—
Euro	SCNY	Sell	337,841	392,662		12/06/18	—	(1,834)
Euro	BOFA	Sell	1,852,229	2,167,330		12/07/18	4,264	—
Euro	DBAB	Sell	3,493,966	4,088,605		12/07/18	8,287	—
Euro	GSCO	Sell	616,000	721,105		12/07/18	1,729	—
Euro	UBSW	Sell	596,154	697,917		12/07/18	1,718	—
Mexican Peso	CITI	Buy	22,997,080	955,830	EUR	12/07/18	98,181	—
South Korean Won	GSCO	Sell	4,520,000,000	4,207,195		12/07/18	127,159	—
Euro	DBAB	Sell	780,000	914,324		12/10/18	3,139	—
Japanese Yen	BOFA	Sell	15,120,000	137,242		12/10/18	3,402	—
Euro	DBAB	Sell	3,684,803	4,305,913		12/12/18	479	—
Japanese Yen	CITI	Sell	9,278,000	83,883		12/13/18	1,728	—
Mexican Peso	CITI	Buy	82,331,810	3,600,237	EUR	12/13/18	136,737	—
Euro	JPHQ	Sell	723,010	844,107		12/14/18	—	(857)

|35

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	JPHQ	Sell	1,947,650,700	17,613,525		12/14/18	$365,389	$—
Japanese Yen	SCNY	Sell	42,686,000	385,601		12/14/18	7,579	—
Euro	GSCO	Sell	247,466	291,293		12/17/18	1,994	—
Euro	BOFA	Sell	494,734	581,151		12/18/18	2,726	—
Japanese Yen	CITI	Sell	1,492,610,500	13,674,543		12/18/18	450,203	—
Japanese Yen	GSCO	Sell	987,128,463	8,907,012		12/18/18	161,179	—
Japanese Yen	JPHQ	Sell	172,858,450	1,555,420		12/18/18	23,916	—
Japanese Yen	MSCO	Sell	6,000,000	53,955		12/18/18	796	—
Japanese Yen	DBAB	Sell	2,870,000,000	25,780,373		12/19/18	349,661	—
South Korean Won	CITI	Sell	955,000,000	888,413		12/20/18	26,050	—
Euro	BZWS	Sell	1,011,996	1,201,153		12/28/18	16,742	—
Japanese Yen	DBAB	Sell	7,432,000	66,218		12/28/18	299	—
Japanese Yen	JPHQ	Sell	51,050,000	454,835		12/28/18	2,041	—
Indonesian Rupiah	JPHQ	Buy	104,632,000,000	9,515,460	AUD	1/11/19	16,125	—
Japanese Yen	SCNY	Sell	37,130,000	343,161		1/22/19	13,172	—
Japanese Yen	BZWS	Sell	20,800,000	192,461		1/24/19	7,574	—
Japanese Yen	DBAB	Sell	7,860,000	72,476		1/24/19	2,610	—
Japanese Yen	JPHQ	Sell	623,484,220	5,783,766		1/25/19	241,293	—
Mexican Peso	DBAB	Buy	197,350,000	8,617,904	EUR	1/28/19	225,946	—
Japanese Yen	HSBK	Sell	40,858,365	383,755		1/31/19	20,369	—
Mexican Peso	CITI	Buy	42,756,760	1,773,955	EUR	2/05/19	154,075	—
Japanese Yen	MSCO	Sell	16,900,000	157,108		2/06/19	6,731	—
Japanese Yen	SCNY	Sell	30,300,000	281,703		2/06/19	12,092	—
Japanese Yen	CITI	Sell	29,073,000	274,422		2/14/19	15,563	—
Japanese Yen	JPHQ	Sell	8,460,000	77,352		2/15/19	2,020	—
Japanese Yen	HSBK	Sell	15,273,000	139,727		2/19/19	3,685	—
Japanese Yen	SCNY	Sell	34,402,400	313,376		2/19/19	6,941	—
Japanese Yen	CITI	Sell	38,789,000	356,192		2/21/19	10,629	—
Japanese Yen	DBAB	Sell	40,563,000	372,606		2/21/19	11,238	—
Mexican Peso	CITI	Buy	217,062,136	9,511,092	EUR	2/22/19	142,784	—
Brazilian Real	JPHQ	Buy	79,379,361	18,607,445		3/06/19	708,516	—
Mexican Peso	CITI	Buy	23,897,760	1,011,181	EUR	3/07/19	54,188	—
Japanese Yen	CITI	Sell	18,818,061	170,015		3/20/19	2,004	—
Japanese Yen	JPHQ	Sell	18,778,488	169,434		3/25/19	1,709	—
Japanese Yen	SCNY	Sell	23,295,000	209,956		3/25/19	1,890	—
Japanese Yen	CITI	Sell	16,634,000	149,872		3/26/19	1,290	—
Japanese Yen	HSBK	Sell	34,880,000	313,923		3/26/19	2,358	—
Total Forward Exchange Contracts							$8,453,344	$(516,501)
Net unrealized appreciation (depreciation)							$7,936,843

|36

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

TEMPLETON INCOME TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton International Bond Fund (continued)

At September 30, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.970%	Semi-Annual	1/23/25	$15,050,000	$969,791
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.973%	Semi-Annual	1/27/25	8,880,000	570,627
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.937%	Semi-Annual	1/29/25	2,220,000	147,390
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.942%	Semi-Annual	1/30/25	1,880,000	124,419
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 1.817%	Semi-Annual	2/03/25	2,960,000	218,178
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.449%	Semi-Annual	7/02/25	4,540,000	173,603
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	7,284,000	345,897
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	5,970,000	425,809
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.378%	Semi-Annual	11/18/46	21,600,000	3,016,582
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	5,060,000	134,638
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	5,060,000	129,980
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	5,060,000	112,867
TotalInterestRateSwapContracts				$6,369,781

See Abbreviations on page 46.

|37

TEMPLETON INCOME TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

|38

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated

|39

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At September 30, 2018, the Funds received United Kingdom Treasury Bonds, Canadian Government Bonds and U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:

Templeton Global Bond Fund $225,505,874 Templeton Global Total Return Fund $31,938,716 Templeton International Bond Fund $4,887,684

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.

Templeton Emerging Markets Bond Fund - Forwards, swaps and VRI Templeton Global Bond Fund - Forwards, swaps and VRI Templeton Global Total Return Fund - Forwards, swaps and VRI Templeton International Bond Fund - Forwards, swaps and VRI

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At September 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount*/
Shares/			Acquisition
Warrants		Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
84		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$1	$—
1,503,436		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	15,929	—
121,748		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	1,290	—
2,171,539		K2016470219 South Africa Ltd., A.	5/16/13 - 2/01/17	14,538	1,535
619,903		K2016470219 South Africa Ltd., B.	2/01/17	460	438
167,057		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	5/16/13 - 6/30/18	235,102	207
40,491	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/18	24,590	940
92,683		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/18	78,223	7,415
575,160		Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%,
		11/15/33	12/18/13	575,160	575,802
		Total Restricted Securities (Value is 1.7% of Net Assets)		$945,293	$586,337
Templeton Global Total Return Fund
22,026		Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$233	$—
394,125,656		Edcon Holdings Ltd., F1 wts., 2/20/49	11/27/15	4,175,958	—
31,916,299		Edcon Holdings Ltd., F2 wts., 2/20/49	11/27/15	338,169	—
434,200,485		K2016470219 South Africa Ltd., A.	2/22/11 - 2/01/17	1,608,225	306,910
50,014,925		K2016470219 South Africa Ltd., B.	2/01/17	37,134	35,353
33,402,528		K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		3.00%, 12/31/22	2/22/11 - 6/30/18	29,658,895	41,442
10,616,112	EUR	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
		8.00%, 12/31/22	2/01/17 - 6/30/18	6,451,997	246,496
7,477,818		K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
		25.00%, 12/31/22	2/01/17 - 6/30/18	6,572,098	598,226
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$48,842,709	$1,228,427

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton Emerging Markets Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.69%	6,581,624	27,548,547	(23,618,927)	10,511,244	$10,511,244	$108,248	$ —	$ —

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*In U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Templeton Global Bond Fund
Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.69%	6,224,341,342	14,528,337,602	(12,756,915,473)	7,995,763,471	$7,995,763,471	$82,990,335	$—	$—

Templeton Global Total Return Fund
Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.69%	790,331,763	1,854,755,619	(1,236,557,546)	1,408,529,836	$1,408,529,836	$11,678,399	$—	$—

Templeton International Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 1.69%	56,018,858	181,695,090	(114,858,103)	122,855,845	$122,855,845	$1,050,754	$—	$—

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of September 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$1,973	[c]	$1,973
Foreign Government and Agency Securities	—	15,193,139	—		15,193,139
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—	575,802		575,802
South Africa	—	7,415	1,147		8,562
Short Term Investments	10,511,244	6,818,632	—		17,329,876
Total Investments in Securities	$10,511,244	$22,019,186	$578,922		$33,109,352

Other Financial Instruments:
Forward Exchange Contracts	$—	$542,845	$—		$542,845
Swap Contracts.	—	124,423	—		124,423
Total Other Financial Instruments	$—	$667,268	$—		$667,268

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$207,704	$—		$207,704
Swap Contracts.	—	79,162	—		79,162
Total Other Financial Instruments	$—	$286,866	$—		$286,866

Templeton Global Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$18,624,232,416	$—		$18,624,232,416
Quasi-Sovereign and Corporate Bonds	—	408,643,998	—		408,643,998
Short Term Investments	11,691,659,086	2,620,751,322	—		14,312,410,408
Total Investments in Securities	$11,691,659,086	$21,653,627,736	$—		$33,345,286,822

Other Financial Instruments:
Forward Exchange Contracts	$—	$702,496,914	$—		$702,496,914
Swap Contracts.	—	614,932,902	—		614,932,902
Total Other Financial Instruments	$—	$1,317,429,816	$—		$1,317,429,816

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$108,229,084	$—		$108,229,084

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TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Africa	$—	$—	$342,263	[c]	$342,263
Switzerland	—	—	553,901		553,901
Convertible Bonds	—	54,102,370	—		54,102,370
Foreign Government and Agency Securities	—	2,649,656,301	—		2,649,656,301
Quasi-Sovereign and Corporate Bonds:
South Africa	—	598,226	287,938		886,164
Escrows and Litigation Trusts	—	—	—[c]
Short Term Investments	1,708,030,238	649,047,417	—		2,357,077,655
Total Investments in Securities	$1,708,030,238	$3,353,404,314	$1,184,102		$5,062,618,654

Other Financial Instruments:
Forward Exchange Contracts	$—	$86,634,236	$—		$86,634,236
Swap Contracts.	—	98,257,117	—		98,257,117
Total Other Financial Instruments	$—	$184,891,353	$—		$184,891,353

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$14,743,595	$—		$14,743,595
Swap Contracts.	—	9,446,505	—		9,446,505
Total Other Financial Instruments	$—	$24,190,100	$—		$24,190,100

Templeton International Bond Fund
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$223,556,685	$—		$223,556,685
Short Term Investments	122,855,845	29,142,877	—		151,998,722
Total Investments in Securities	$122,855,845	$252,699,562	$—		$375,555,407

Other Financial Instruments:
Forward Exchange Contracts	$—	$8,453,344	$—		$8,453,344
Swap Contracts.	—	6,369,781	—		6,369,781
Total Other Financial Instruments	$—	$14,823,125	$—		$14,823,125

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$516,501	$—		$516,501

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aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value at September 30, 2018.

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended Sep-tember 30, 2018, is as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period		Purchases	Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Equity Investments:[b]
South Africa	$2,256	[c]	$—	$—	$—	$—	$—	$—	$(283)	$1,973	[c]	$(283)
Quasi-Sovereign and Corporate Bonds:
Costa Rica	645,391		—	(8,640)	—	—	—	—	(60,949)	575,802		(60,038)
South Africa	234		—	—	3,267	—	—	—	(2,354)	1,147		(2,354)
Total Investments in Securities	$647,881		$—	$(8,640)	$3,267	$—	$—	$—	$(63,586)	$578,922		$(62,675)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2018, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Input	Amount	Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds		Discounted cash flow
Costa Rica	$575,802	model	Discount rate[b]	8.0%	Decrease[c]
All Other Investments[d]	3,120
Total	$578,922

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
cRepresents a significant impact to fair value and net assets.
dIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

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aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bIncludes common stocks as well as other equity interests.
cIncludes securities determined to have no value.

TEMPLETON INCOME TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	ARS	Argentine Peso	ARPP7DRR	Argentina Central Bank 7 Day Repo Rate
BOFA	Bank of America Corp.	AUD	Australian Dollar	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	BRL	Brazilian Real		Banks ARS
CITI	Citigroup, Inc.	COP	Colombian Peso	FHLB	Federal Home Loan Bank
DBAB	Deutsche Bank AG	DEM	Deutsche Mark	FRN	Floating Rate Note
GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	GDP	Gross Domestic Product
HSBK	HSBC Bank PLC	EUR	Euro	LIBOR	London InterBank Offered Rate
JPHQ	JP Morgan Chase & Co.	GHS	Ghanaian Cedi	PIK	Payment-In-Kind
MSCO	Morgan Stanley	IDR	Indonesian Rupiah	VRI	Value Recovery Instrument
SCNY	Standard Chartered Bank	INR	Indian Rupee
UBSW	UBS AG	KRW	South Korean Won
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		THB	Thai Baht
		USD	United States Dollar

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|46

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By ___/s/Matthew T. Hinkle__

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Matthew T. Hinkle__

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date November 27, 2018

By ____/s/ Robert G. Kubilis___

      Robert G. Kubilis

      Chief Financial Officer and Chief Accounting Officer

Date November 27, 2018